Vanguard® U.S. High-Yield Corporate Bond Index ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (97.7%)
Communications (16.9%)
[1]	Advantage Sales & Marketing Inc.	9.000%	11/15/2030	15	13
[1]	Allen Media LLC	10.500%	2/15/2028	17	7
[1]	Altice Financing SA	9.625%	7/15/2027	9	7
[1]	Altice Financing SA	5.000%	1/15/2028	34	24
[1]	Altice Financing SA	5.750%	8/15/2029	49	34
[1]	Altice France Lux 3	10.000%	1/15/2033	21	21
[1]	Altice France SA	9.500%	11/1/2029	37	38
[1]	Altice France SA	6.875%	10/15/2030	20	19
[1]	Altice France SA	6.500%	10/15/2031	13	13
[1]	Altice France SA	6.500%	4/15/2032	47	45
[1]	Altice France SA	6.875%	7/15/2032	40	39
	AMC Global Media Inc.	4.250%	2/15/2029	7	6
[1]	AMC Global Media Inc.	10.500%	7/15/2032	33	34
[1]	Angi Group LLC	3.875%	8/15/2028	10	8
[1]	AP Core Holdings II LLC	11.000%	5/15/2031	23	24
[1]	APLD ComputeCo LLC	9.250%	12/15/2030	60	65
[1]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	55	55
[1]	APLD ComputeCo 3 LLC	7.000%	6/15/2031	39	39
[1]	Arches Buyer Inc.	4.250%	6/1/2028	19	19
[1]	Arches Buyer Inc.	6.125%	12/1/2028	14	14
[1]	Banijay Entertainment SAS	8.125%	5/1/2029	7	7
	Bell Telephone Co. of Canada or Bell Canada	6.875%	9/15/2055	20	20
	Bell Telephone Co. of Canada or Bell Canada	7.000%	9/15/2055	34	35
[1]	Black Pearl Compute LLC	6.125%	2/15/2031	51	52
[1]	Block Communications Inc.	10.250%	3/1/2031	12	11
[1]	British Telecommunications Ltd.	4.875%	11/23/2081	13	13
[1]	Cable One Inc.	4.000%	11/15/2030	14	8
[1]	Cars.com Inc.	6.375%	11/1/2028	10	10
[1]	CCO Holdings LLC	5.000%	2/1/2028	60	59
[1]	CCO Holdings LLC	5.375%	6/1/2029	43	42
[1]	CCO Holdings LLC	6.375%	9/1/2029	2	2
[1]	CCO Holdings LLC	4.750%	3/1/2030	70	66
[1]	CCO Holdings LLC	4.500%	8/15/2030	64	60
[1]	CCO Holdings LLC	4.250%	2/1/2031	77	69
[1]	CCO Holdings LLC	7.375%	3/1/2031	63	63
	CCO Holdings LLC	4.500%	5/1/2032	60	53
[1]	CCO Holdings LLC	7.000%	2/1/2033	51	50
[1]	CCO Holdings LLC	4.500%	6/1/2033	5	4
[1]	CCO Holdings LLC	4.250%	1/15/2034	87	74
[1]	CCO Holdings LLC	7.375%	2/1/2036	54	53
[1]	Cipher Compute LLC	7.125%	11/15/2030	44	46
[1]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	57	59
[1]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	29	30
[1]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	10	11
[1]	CMG Media Corp.	8.875%	6/18/2029	14	10
[1]	Cogent Communications Group LLC	7.000%	6/15/2027	65	65
[1]	Cogent Communications Group LLC	6.500%	7/1/2032	17	15
[1]	Connect Finco Sarl	9.000%	9/15/2029	41	43
[1]	Connect Holding II LLC	10.500%	4/3/2031	56	56
[1]	Core Scientific Finance I LLC	7.750%	5/15/2031	84	85
[1]	CSC Holdings LLC	5.375%	2/1/2028	20	13
[1]	CSC Holdings LLC	7.500%	4/1/2028	18	5
[1]	CSC Holdings LLC	11.250%	5/15/2028	21	14
[1]	CSC Holdings LLC	11.750%	1/31/2029	57	35
[1]	CSC Holdings LLC	6.500%	2/1/2029	50	30
[1]	CSC Holdings LLC	5.750%	1/15/2030	57	13
[1]	CSC Holdings LLC	4.125%	12/1/2030	32	19
[1]	CSC Holdings LLC	4.625%	12/1/2030	54	12
[1]	CSC Holdings LLC	3.375%	2/15/2031	21	12
[1]	CSC Holdings LLC	4.500%	11/15/2031	36	21
[1]	CSC Holdings LLC	5.000%	11/15/2031	19	4
[1]	Directv Financing LLC	8.875%	2/1/2030	42	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Directv Financing LLC	10.000%	2/15/2031	79	82
[1]	Directv Financing LLC	9.250%	6/1/2032	25	25
[2]	Discovery Communications LLC	4.125%	5/15/2029	15	15
[2]	Discovery Communications LLC	3.625%	5/15/2030	23	21
[2]	Discovery Communications LLC	5.000%	9/20/2037	13	10
[2]	Discovery Communications LLC	6.350%	6/1/2040	10	8
[2]	Discovery Global Holdings Inc.	4.054%	3/15/2029	37	37
	Discovery Global Holdings Inc.	4.279%	3/15/2032	5	4
[2]	Discovery Global Holdings Inc.	4.279%	3/15/2032	69	62
[2]	Discovery Global Holdings Inc.	5.050%	3/15/2042	104	76
[2]	Discovery Global Holdings Inc.	5.141%	3/15/2052	24	16
[3]	DISH DBS Corp.	7.375%	7/1/2028	25	24
[1,3]	DISH DBS Corp.	5.750%	12/1/2028	60	58
[3]	DISH DBS Corp.	5.125%	6/1/2029	40	36
[1]	DISH Network Corp.	11.750%	11/15/2027	62	64
[1]	Dotdash Meredith Inc.	7.625%	6/15/2032	9	9
[2]	EchoStar Corp.	10.750%	11/30/2029	120	130
[4]	EchoStar Corp., 6.750% PIK or 6.750% Cash	6.750%	11/30/2030	64	65
[1]	Edged Compute LLC	7.500%	4/30/2031	33	32
[1]	ELK Grove Village Property LLC	7.500%	6/15/2031	21	21
	Embarq LLC	7.995%	6/1/2036	31	9
[1]	EW Scripps Co.	9.875%	8/15/2030	17	15
[1]	Fibercop SpA	6.375%	11/15/2033	20	20
[1]	Fibercop SpA	6.000%	9/30/2034	14	14
[1]	Fibercop SpA	7.200%	7/18/2036	8	8
[1]	Fibercop SpA	7.721%	6/4/2038	11	11
[1]	Flash Compute LLC	7.250%	12/31/2030	33	34
[1]	GCI LLC	4.750%	10/15/2028	16	15
[1]	Getty Images Inc.	14.000%	3/1/2028	6	5
[1]	Getty Images Inc.	11.250%	2/21/2030	26	21
[1]	Getty Images Inc.	10.500%	11/15/2030	4	3
[1]	Go Daddy Operating Co. LLC	5.250%	12/1/2027	10	10
[1]	Go Daddy Operating Co. LLC	3.500%	3/1/2029	17	16
[1]	Gray Media Inc.	4.750%	10/15/2030	16	11
[1]	Gray Media Inc.	5.375%	11/15/2031	29	19
[1]	Gray Media Inc.	9.625%	7/15/2032	26	25
[1]	Gray Media Inc.	7.250%	8/15/2033	24	24
[1,4]	GrubHub Holdings Inc., 6.000% PIK and 7.000% Cash	13.000%	7/31/2030	14	11
[1]	iHeartCommunications Inc.	4.750%	1/15/2028	5	5
[1]	iHeartCommunications Inc.	9.125%	5/1/2029	16	16
[1]	iHeartCommunications Inc.	10.875%	5/1/2030	18	16
[1]	iHeartCommunications Inc.	7.750%	8/15/2030	16	15
[1]	Iliad Holding SAS	7.000%	10/15/2028	59	59
[1]	Iliad Holding SAS	8.500%	4/15/2031	17	18
[1]	Iliad Holding SAS	7.000%	4/15/2032	21	21
	Lamar Media Corp.	3.750%	2/15/2028	25	24
	Lamar Media Corp.	4.875%	1/15/2029	7	7
	Lamar Media Corp.	4.000%	2/15/2030	22	21
	Lamar Media Corp.	3.625%	1/15/2031	18	17
[1]	LCPR Senior Secured Financing DAC	6.750%	10/15/2027	31	18
[1]	LCPR Senior Secured Financing DAC	5.125%	7/15/2029	19	10
[1]	Level 3 Financing Inc.	6.875%	6/30/2033	61	63
[1]	Level 3 Financing Inc.	7.000%	3/31/2034	52	54
[1]	Level 3 Financing Inc.	8.500%	1/15/2036	73	78
[1]	Lumen Technologies Inc.	4.500%	1/15/2029	38	37
[2]	Lumen Technologies Inc.	7.600%	9/15/2039	7	7
[2]	Lumen Technologies Inc.	7.650%	3/15/2042	5	5
[1]	Match Group Holdings II LLC	5.000%	12/15/2027	8	8
[1]	Match Group Holdings II LLC	4.625%	6/1/2028	9	9
[1]	Match Group Holdings II LLC	5.625%	2/15/2029	28	28
[1]	Match Group Holdings II LLC	4.125%	8/1/2030	9	8
[1]	Match Group Holdings II LLC	3.625%	10/1/2031	9	8
[1]	Match Group Holdings II LLC	6.125%	9/15/2033	20	20
[1]	McGraw-Hill Education Inc.	5.750%	8/1/2028	15	15
[1]	McGraw-Hill Education Inc.	8.000%	8/1/2029	17	17
[1]	McGraw-Hill Education Inc.	7.375%	9/1/2031	19	19
[1]	Meridian Arc Holdco LLC	6.250%	4/30/2031	145	145
[1]	Midcontinent Communications	8.000%	8/15/2032	17	15
[1]	Neptune Bidco US Inc.	9.290%	4/15/2029	102	104
[1]	Neptune Bidco US Inc.	10.375%	5/15/2031	22	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Neptune Bidco US Inc.	9.500%	2/15/2033	34	34
[1]	Newfold Digital Holdings Group Inc.	11.750%	4/30/2029	19	13
[1]	Nexstar Media Inc.	6.500%	9/15/2033	75	75
[1]	Nexstar Media Inc.	7.250%	4/15/2034	57	57
[1]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	73	76
[1]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	64	68
[1]	Outfront Media Capital LLC	4.250%	1/15/2029	9	9
[1]	Outfront Media Capital LLC	4.625%	3/15/2030	17	16
[1]	Outfront Media Capital LLC	7.375%	2/15/2031	13	13
[1]	Outfront Media Capital LLC	6.000%	6/15/2034	10	10
	Paramount Global	3.375%	2/15/2028	17	17
	Paramount Global	4.200%	6/1/2029	36	35
	Paramount Global	7.875%	7/30/2030	15	16
	Paramount Global	4.950%	1/15/2031	38	35
	Paramount Global	5.500%	5/15/2033	20	18
	Paramount Global	6.875%	4/30/2036	19	18
	Paramount Global	5.900%	10/15/2040	12	9
	Paramount Global	4.850%	7/1/2042	15	10
	Paramount Global	4.375%	3/15/2043	32	21
	Paramount Global	5.850%	9/1/2043	36	27
	Paramount Global	5.250%	4/1/2044	11	8
	Paramount Global	4.900%	8/15/2044	15	10
	Paramount Global	4.600%	1/15/2045	14	9
	Paramount Global	4.950%	5/19/2050	24	15
[1]	Photo Holdings LLC	12.000%	7/1/2031	29	30
[1]	Playtika Holding Corp.	4.250%	3/15/2029	15	13
[1]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	117	117
[1,4]	Radiate Holdco LLC, 3.250% PIK and 6.000% Cash	9.250%	3/25/2030	20	16
[1]	ROBLOX Corp.	3.875%	5/1/2030	27	26
	Rogers Communications Inc.	7.000%	4/15/2055	23	23
	Rogers Communications Inc.	7.125%	4/15/2055	28	29
	Rogers Communications Inc.	6.875%	7/31/2056	13	13
[1]	Scripps Escrow II Inc.	3.875%	1/15/2029	13	12
[1]	Scripps Escrow II Inc.	5.375%	1/15/2031	11	7
[1]	SE Cosmos LLC	8.875%	5/1/2031	25	26
[1]	SES AMERICOM Inc.	5.300%	3/25/2044	13	10
[1]	Sinclair Television Group Inc.	5.500%	3/1/2030	9	8
[1]	Sinclair Television Group Inc.	4.375%	12/31/2032	5	4
[1]	Sinclair Television Group Inc.	8.125%	2/15/2033	38	39
[1]	Sinclair Television Group Inc.	9.750%	2/15/2033	8	9
[1]	Sirius XM Radio LLC	5.000%	8/1/2027	38	38
[1]	Sirius XM Radio LLC	4.000%	7/15/2028	60	58
[1]	Sirius XM Radio LLC	4.125%	7/1/2030	31	29
[1]	Sirius XM Radio LLC	3.875%	9/1/2031	59	54
[1]	Sirius XM Radio LLC	5.875%	4/15/2032	20	20
[1]	Snap Inc.	6.875%	3/1/2033	3	3
[1]	Snap Inc.	6.875%	3/15/2034	45	44
[1]	Stagwell Global LLC	5.625%	8/15/2029	29	28
[1]	Stingray Compute LLC	6.000%	6/15/2031	20	20
[1]	Sunrise FinCo I BV	4.875%	7/15/2031	31	29
[1]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	97	96
	Telecom Italia Capital SA	6.375%	11/15/2033	19	20
	Telecom Italia Capital SA	6.000%	9/30/2034	3	3
	Telecom Italia Capital SA	7.200%	7/18/2036	12	13
	Telecom Italia Capital SA	7.721%	6/4/2038	14	16
[2]	TELUS Corp.	6.625%	10/15/2055	2	2
	TELUS Corp.	7.000%	10/15/2055	20	21
[2]	TELUS Corp.	6.375%	6/9/2056	21	21
[2]	TELUS Corp.	6.625%	6/9/2056	24	24
[1]	Uniti Group LP	4.750%	4/15/2028	41	41
[1]	Uniti Group LP	6.500%	2/15/2029	25	25
[1]	Uniti Group LP	6.000%	1/15/2030	21	20
[1]	Uniti Group LP	8.625%	6/15/2032	41	43
[1]	Uniti Services LLC	7.500%	10/15/2033	31	33
[1]	Univision Communications Inc.	7.375%	6/30/2030	40	40
[1]	Univision Communications Inc.	8.500%	7/31/2031	14	14
[1]	Univision Communications Inc.	9.375%	8/1/2032	42	43
[1]	Univision Communications Inc.	8.875%	4/15/2033	48	47
[1]	Versant Media Group Inc.	7.250%	1/30/2031	26	27
[1]	Viasat Inc.	6.500%	7/15/2028	13	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Viasat Inc.	7.500%	5/30/2031	18	18
[1]	Virgin Media Finance plc	5.000%	7/15/2030	16	12
[1]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	18	14
[1]	Virgin Media Secured Finance plc	4.500%	8/15/2030	65	55
[1]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	14	12
[1]	Vmed O2 UK Financing I plc	4.750%	7/15/2031	49	40
[1]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	27	23
	Vodafone Group plc	7.000%	4/4/2079	36	37
	Vodafone Group plc	4.125%	6/4/2081	47	44
	Vodafone Group plc	5.125%	6/4/2081	20	16
[1]	VZ Secured Financing BV	5.000%	1/15/2032	24	21
[1]	VZ Secured Financing BV	7.500%	1/15/2033	54	52
[1]	Windstream Services LLC	8.250%	10/1/2031	41	43
[1]	WULF Compute LLC	7.750%	10/15/2030	81	85
[1]	Yondr JK 1 LLC	6.875%	6/30/2031	17	17
[1,4]	Zayo Group Holdings Inc., 1.875% PIK and 7.125% Cash	9.000%	9/9/2030	25	25
[1]	Zegona Finance plc	8.625%	7/15/2029	14	15
[1]	Ziff Davis Inc.	4.625%	10/15/2030	12	11
[1]	Ziggo Bond Co. BV	5.125%	2/28/2030	11	10
[1]	ZipRecruiter Inc.	5.000%	1/15/2030	14	11
					6,339
Consumer Discretionary (19.7%)
[1]	1011778 BC ULC	4.375%	1/15/2028	56	55
[1]	1011778 BC ULC	4.000%	10/15/2030	60	57
[1]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	18	18
[1]	Academy Ltd.	5.875%	5/15/2031	13	13
[1]	Acushnet Co.	5.625%	12/1/2033	13	13
[1]	Adams Homes Inc.	9.250%	10/15/2028	11	11
[1]	Adient Global Holdings Ltd.	7.000%	4/15/2028	20	20
[1]	Adient Global Holdings Ltd.	7.500%	2/15/2033	23	24
[1]	ADT Security Corp.	4.125%	8/1/2029	25	24
[1]	ADT Security Corp.	4.875%	7/15/2032	14	13
[1]	ADT Security Corp.	5.875%	10/15/2033	29	29
	Advance Auto Parts Inc.	1.750%	10/1/2027	6	6
	Advance Auto Parts Inc.	5.950%	3/9/2028	35	35
	Advance Auto Parts Inc.	3.900%	4/15/2030	27	25
[1]	Advance Auto Parts Inc.	7.000%	8/1/2030	15	15
[1]	Advance Auto Parts Inc.	7.375%	8/1/2033	24	25
[1]	Affinity Interactive	6.875%	12/15/2027	14	8
[1]	Allied Universal Holdco LLC	4.625%	6/1/2028	31	30
[1]	Allied Universal Holdco LLC	6.000%	6/1/2029	24	24
[1]	Allied Universal Holdco LLC	6.875%	6/15/2030	49	50
[1]	Allied Universal Holdco LLC	7.875%	2/15/2031	42	44
[1]	Allwyn Entertainment Financing UK plc	7.875%	4/30/2029	12	12
[1]	AMC Entertainment Holdings Inc.	7.500%	2/15/2029	10	9
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	11	11
[1]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	22	22
[1]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	32	32
[1]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	17	18
[1]	AMN Healthcare Inc.	4.000%	4/15/2029	6	6
[1]	AMN Healthcare Inc.	6.500%	1/15/2031	11	11
	Aptiv Swiss Holdings Ltd.	6.875%	12/15/2054	13	13
	Asbury Automotive Group Inc.	4.500%	3/1/2028	7	7
[1]	Asbury Automotive Group Inc.	4.625%	11/15/2029	27	26
	Asbury Automotive Group Inc.	4.750%	3/1/2030	8	8
[1]	Asbury Automotive Group Inc.	5.000%	2/15/2032	14	13
[1]	Ashton Woods USA LLC	4.625%	8/1/2029	6	6
[1]	Ashton Woods USA LLC	4.625%	4/1/2030	15	14
[1]	Ashton Woods USA LLC	6.875%	8/1/2033	10	10
[1]	Aston Martin Capital Holdings Ltd.	10.000%	3/31/2029	27	22
	Bath & Body Works Inc.	5.250%	2/1/2028	23	23
	Bath & Body Works Inc.	7.500%	6/15/2029	9	9
[1]	Bath & Body Works Inc.	6.625%	10/1/2030	15	15
	Bath & Body Works Inc.	6.950%	3/1/2033	5	5
	Bath & Body Works Inc.	6.875%	11/1/2035	14	14
	Bath & Body Works Inc.	6.750%	7/1/2036	20	20
[1]	BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer Inc.	9.500%	7/1/2032	13	13
[1,4]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	58	63
	Beazer Homes USA Inc.	7.250%	10/15/2029	12	12

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Beazer Homes USA Inc.	7.500%	3/15/2031	6	6
[1]	Beazer Homes USA Inc.	8.000%	1/15/2032	9	9
[1]	Belron UK Finance plc	5.750%	10/15/2029	30	30
[1]	Bloomin' Brands Inc.	5.125%	4/15/2029	5	5
[1]	BlueLinx Holdings Inc.	6.000%	11/15/2029	8	8
	Boyd Gaming Corp.	4.750%	12/1/2027	18	18
[1]	Boyd Gaming Corp.	4.750%	6/15/2031	24	23
[1]	Boyne USA Inc.	4.750%	5/15/2029	12	12
[1]	Brightstar Lottery plc	5.250%	1/15/2029	15	15
[1]	Brightstar Lottery plc	5.750%	1/15/2033	20	20
[1]	Brinker International Inc.	8.250%	7/15/2030	20	21
[1]	Brink's Co.	4.625%	10/15/2027	12	12
[1]	Brink's Co.	6.500%	6/15/2029	19	19
[1]	Brink's Co.	6.750%	6/15/2032	5	5
[1]	Brookfield Residential Properties Inc.	6.250%	9/15/2027	11	11
[1]	Brookfield Residential Properties Inc.	5.000%	6/15/2029	6	6
[1]	Brookfield Residential Properties Inc.	4.875%	2/15/2030	15	14
[1]	Builders FirstSource Inc.	5.000%	3/1/2030	20	20
[1]	Builders FirstSource Inc.	6.375%	6/15/2032	21	21
[1]	Builders FirstSource Inc.	6.375%	3/1/2034	35	35
[1]	Builders FirstSource Inc.	6.750%	5/15/2035	29	30
[1]	Caesars Entertainment Inc.	7.000%	2/15/2030	75	75
[1]	Caesars Entertainment Inc.	6.500%	2/15/2032	27	26
[1]	Caesars Entertainment Inc.	6.000%	10/15/2032	36	33
[1]	Camelot Return Merger Sub Inc.	8.750%	8/1/2028	16	10
[1]	Carriage Services Inc.	4.250%	5/15/2029	9	9
[1]	Carvana Co.	9.000%	6/1/2030	30	31
[1]	Carvana Co.	9.000%	6/1/2031	58	64
[1]	CD&R Smokey Buyer Inc.	9.500%	10/15/2029	20	11
	Central Garden & Pet Co.	5.125%	2/1/2028	5	5
	Central Garden & Pet Co.	4.125%	10/15/2030	9	9
[1]	Central Garden & Pet Co.	4.125%	4/30/2031	15	14
[1]	Century Communities Inc.	3.875%	8/15/2029	11	11
[1]	Century Communities Inc.	6.625%	9/15/2033	14	14
[1]	Champ Acquisition Corp.	8.375%	12/1/2031	13	14
[1]	Champions Financing Inc.	8.750%	2/15/2029	16	16
[1]	Churchill Downs Inc.	4.750%	1/15/2028	21	21
[1]	Churchill Downs Inc.	5.750%	4/1/2030	14	14
[1]	Churchill Downs Inc.	6.750%	5/1/2031	27	27
[1]	Cimpress plc	7.375%	9/15/2032	11	11
[1]	Cinemark USA Inc.	5.250%	7/15/2028	31	31
[1]	Cinemark USA Inc.	7.000%	8/1/2032	8	8
[1]	Clarios Global LP	6.750%	5/15/2028	14	14
[1]	Clarios Global LP	6.750%	2/15/2030	20	21
[1]	Clarios Global LP	6.750%	9/15/2032	31	32
[1]	CompoSecure Holdings LLC	5.625%	2/1/2033	24	23
[1]	Cooper-Standard Automotive Inc.	9.250%	3/1/2031	28	28
	CoreCivic Inc.	8.250%	4/15/2029	9	9
[1]	Cornerstone Building Brands Inc.	6.125%	1/15/2029	19	3
[1]	Cornerstone Building Brands Inc.	9.500%	8/15/2029	9	6
[1]	Cougar JV Subsidiary LLC	8.000%	5/15/2032	18	19
[1]	CP Atlas Buyer Inc.	9.750%	7/15/2030	13	13
[1,4]	CP Atlas Buyer Inc., 5.750% PIK and 7.000% Cash	12.750%	1/15/2031	12	9
[1]	Crocs Inc.	4.250%	3/15/2029	6	6
[1]	Crocs Inc.	4.125%	8/15/2031	10	9
[1]	Cyprium Corp.	6.375%	4/15/2034	35	35
[1]	Deluxe Corp.	8.000%	6/1/2029	15	15
[1]	Deluxe Corp.	8.125%	9/15/2029	8	8
[1]	Dexko Global Inc.	7.500%	4/15/2032	17	14
[1]	Dorman Products Inc.	6.250%	6/15/2034	10	10
[1]	Dream Finders Homes Inc.	8.250%	8/15/2028	5	5
[1]	Dream Finders Homes Inc.	6.875%	9/15/2030	7	7
[1]	Empire Communities Corp.	9.750%	5/1/2029	10	10
[1]	Fertitta Entertainment LLC	4.625%	1/15/2029	26	25
[1]	Fertitta Entertainment LLC	6.750%	1/15/2030	32	31
[1]	Forestar Group Inc.	5.000%	3/1/2028	18	18
[1]	Forestar Group Inc.	6.500%	3/15/2033	11	11
[1]	Forvia SE	8.000%	6/15/2030	9	9
[1]	Forvia SE	6.750%	9/15/2033	11	11
[1]	Full House Resorts Inc.	8.250%	2/15/2028	13	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	FXI Holdings Inc., 16.000% PIK	16.000%	11/15/2029	13	3
[1,5]	Gaia Purchaser Inc.	7.625%	7/15/2033	24	24
[1]	Gap Inc.	3.625%	10/1/2029	13	12
[1]	Gap Inc.	3.875%	10/1/2031	23	21
[1]	Garda World Security Corp.	7.750%	2/15/2028	7	7
[1]	Garda World Security Corp.	6.000%	6/1/2029	16	16
[1]	Garda World Security Corp.	6.500%	1/15/2031	17	17
[1]	Garda World Security Corp.	8.250%	8/1/2032	16	16
[1]	Garda World Security Corp.	8.375%	11/15/2032	22	23
[1]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	19	20
[1]	Gee Automotive Holdings LLC	7.250%	3/1/2031	7	7
[1]	Genting New York LLC	7.250%	10/1/2029	14	14
	GEO Group Inc.	8.625%	4/15/2029	25	26
	GEO Group Inc.	10.250%	4/15/2031	11	12
[1]	Global Auto Holdings Ltd.	8.375%	1/15/2029	16	16
[1]	Global Auto Holdings Ltd.	11.500%	8/15/2029	20	21
[1]	Global Auto Holdings Ltd.	8.750%	1/15/2032	9	9
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	15	14
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	33	32
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	10	9
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	11	10
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	32	28
[1]	Graham Holdings Co.	5.625%	12/1/2033	13	13
	Grand Canyon University	5.125%	10/1/2028	8	8
[1]	Great Canadian Gaming Corp.	8.750%	11/15/2029	14	14
	Griffon Corp.	5.750%	3/1/2028	19	19
[1]	Group 1 Automotive Inc.	4.000%	8/15/2028	15	15
[1]	Group 1 Automotive Inc.	6.375%	1/15/2030	17	17
[1,4]	Guitar Center Inc., 3.500% PIK and 5.000% Cash	8.500%	1/15/2029	13	11
[1]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	12	12
[1]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	25	24
	Hilton Domestic Operating Co. Inc.	4.875%	1/15/2030	47	47
[1]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	43	41
[1]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/2032	45	41
[1]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	30	30
[1]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	18	18
[1]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	18	18
[1]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	18	18
[1]	Hilton Grand Vacations Borrower LLC	5.000%	6/1/2029	15	15
[1]	Hilton Grand Vacations Borrower LLC	4.875%	7/1/2031	17	16
[1]	Hilton Grand Vacations Borrower LLC	6.625%	1/15/2032	22	22
[1]	HNI Corp.	5.125%	1/18/2029	10	10
[1,4]	IHO Verwaltungs GmbH, 7.125% PIK or 6.375% Cash	6.375%	5/15/2029	7	7
[1,4]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	15	16
[1,4]	IHO Verwaltungs GmbH, 8.500% PIK or 7.750% Cash	7.750%	11/15/2030	9	9
[1,4]	IHO Verwaltungs GmbH, 8.750% PIK or 8.000% Cash	8.000%	11/15/2032	11	11
[1]	Installed Building Products Inc.	5.625%	2/1/2034	10	10
[1]	Jacobs Entertainment Inc.	6.750%	2/15/2029	12	12
[1]	Jaguar Land Rover Automotive plc	4.500%	10/1/2027	9	9
[1]	Jaguar Land Rover Automotive plc	5.875%	1/15/2028	27	27
[1]	Jaguar Land Rover Automotive plc	5.500%	7/15/2029	7	7
[1]	JELD-WEN Holding Inc.	7.000%	9/1/2032	8	5
[1]	JELD-WEN Inc.	4.875%	12/15/2027	10	8
[1]	K. Hovnanian Enterprises Inc.	8.000%	4/1/2031	13	13
[1]	K. Hovnanian Enterprises Inc.	8.375%	10/1/2033	10	10
	KB Home	4.800%	11/15/2029	12	12
	KB Home	7.250%	7/15/2030	6	6
	KB Home	4.000%	6/15/2031	9	8
[1]	Ken Garff Automotive LLC	4.875%	9/15/2028	11	11
[1]	Kingpin Intermediate Holdings LLC	7.250%	10/15/2032	13	11
[1]	Kohl's Corp.	10.000%	6/1/2030	18	19
	Kohl's Corp.	5.125%	5/1/2031	15	13
	Kohl's Corp.	5.550%	7/17/2045	8	6
[1]	Kontoor Brands Inc.	4.125%	11/15/2029	9	9
[1]	Korn Ferry	4.625%	12/15/2027	10	10
[1]	LBM Acquisition LLC	6.250%	1/15/2029	19	14
[1]	LBM Acquisition LLC	9.500%	6/15/2031	24	21
[1]	LCM Investments Holdings II LLC	4.875%	5/1/2029	28	27
[1]	LCM Investments Holdings II LLC	8.250%	8/1/2031	15	16
[1]	Levi Strauss & Co.	3.500%	3/1/2031	12	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	LGI Homes Inc.	8.750%	12/15/2028	7	7
[1]	LGI Homes Inc.	4.000%	7/15/2029	5	5
[1]	LGI Homes Inc.	7.000%	11/15/2032	12	12
[1]	Life Time Inc.	6.000%	11/15/2031	11	11
[1]	Light & Wonder International Inc.	7.250%	11/15/2029	39	40
[1]	Light & Wonder International Inc.	7.500%	9/1/2031	23	24
[1]	Light & Wonder International Inc.	6.250%	10/1/2033	18	18
[1]	Lindblad Expeditions LLC	7.000%	9/15/2030	16	17
[1]	Lithia Motors Inc.	4.625%	12/15/2027	7	7
[1]	Lithia Motors Inc.	3.875%	6/1/2029	14	13
[1]	Lithia Motors Inc.	5.500%	10/1/2030	13	13
[1]	Lithia Motors Inc.	4.375%	1/15/2031	20	19
[1]	Live Nation Entertainment Inc.	4.750%	10/15/2027	17	17
[1]	Live Nation Entertainment Inc.	3.750%	1/15/2028	76	74
	M/I Homes Inc.	4.950%	2/1/2028	2	2
	M/I Homes Inc.	3.950%	2/15/2030	10	10
[1]	Macy's Retail Holdings LLC	6.125%	3/15/2032	31	31
[1]	Macy's Retail Holdings LLC	7.375%	8/1/2033	9	9
	Macy's Retail Holdings LLC	4.500%	12/15/2034	12	11
	Macy's Retail Holdings LLC	5.125%	1/15/2042	4	3
	Macy's Retail Holdings LLC	4.300%	2/15/2043	4	3
[1]	MajorDrive Holdings IV LLC	6.375%	6/1/2029	13	11
	Marriott Ownership Resorts Inc.	4.750%	1/15/2028	6	6
[1]	Marriott Ownership Resorts Inc.	4.500%	6/15/2029	25	24
[1]	Marriott Ownership Resorts Inc.	6.500%	10/1/2033	10	10
[1]	Masterbrand Inc.	7.000%	7/15/2032	16	16
[1]	Mattamy Group Corp.	4.625%	3/1/2030	11	11
[1]	Mattamy Group Corp.	6.000%	12/15/2033	14	13
[1]	Mavis Tire Express Services Topco Corp.	6.500%	5/15/2029	21	21
[1]	Melco Resorts Finance Ltd.	5.750%	7/21/2028	46	46
[1]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	20	20
[1]	Melco Resorts Finance Ltd.	7.625%	4/17/2032	30	31
[1]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	5	5
[1]	Men's Wearhouse LLC	9.000%	2/1/2031	11	12
[1]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/2031	9	8
[1]	MGM China Holdings Ltd.	7.125%	6/26/2031	8	8
[1]	MGM China Holdings Ltd.	6.250%	5/15/2033	21	21
	MGM Resorts International	4.750%	10/15/2028	13	13
	MGM Resorts International	6.125%	9/15/2029	15	15
	MGM Resorts International	6.500%	4/15/2032	25	25
[1]	Michaels Cos. Inc.	8.500%	3/15/2033	50	50
[1]	Michaels Cos. Inc.	11.000%	3/15/2034	18	18
[1]	Midwest Gaming Borrower LLC	4.875%	5/1/2029	20	19
[1]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	19	19
[1]	MIWD Holdco II LLC	5.500%	2/1/2030	13	12
[1]	Mohegan Tribal Gaming Authority	8.250%	4/15/2030	19	20
[1]	Mohegan Tribal Gaming Authority	11.875%	4/15/2031	17	18
[1]	Motion Bondco DAC	6.625%	11/15/2027	14	14
[1]	Motion Finco Sarl	8.375%	2/15/2032	13	11
[1]	NCL Corp. Ltd.	7.750%	2/15/2029	10	10
[1]	NCL Corp. Ltd.	6.250%	3/1/2030	29	29
[1]	NCL Corp. Ltd.	6.750%	2/1/2032	81	81
[1]	NCL Corp. Ltd.	6.250%	9/15/2033	6	6
[1]	NCL Finance Ltd.	6.125%	3/15/2028	7	7
	Newell Brands Inc.	6.375%	9/15/2027	2	2
[1]	Newell Brands Inc.	8.500%	6/1/2028	22	23
	Newell Brands Inc.	6.625%	9/15/2029	48	49
	Newell Brands Inc.	6.375%	5/15/2030	13	13
	Newell Brands Inc.	6.625%	5/15/2032	9	9
	Newell Brands Inc.	7.375%	4/1/2036	7	7
	Newell Brands Inc.	7.500%	4/1/2046	16	15
[1]	Nissan Motor Acceptance Co. LLC	5.300%	9/13/2027	7	7
[1]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/2028	25	23
[1]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	12	12
[1]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	13	13
[1]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	52	51
[1]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	50	49
[1]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	36	37
[1]	Nissan Motor Co. Ltd.	4.810%	9/17/2030	67	62
[1]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	14	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	23	25
	Nordstrom Inc.	6.950%	3/15/2028	25	26
	Nordstrom Inc.	4.375%	4/1/2030	2	2
	Nordstrom Inc.	4.250%	8/1/2031	12	11
	Nordstrom Inc.	5.000%	1/15/2044	25	18
[1]	Ontario Gaming GTA LP	8.000%	8/1/2030	9	9
[1]	Papa John's International Inc.	3.875%	9/15/2029	11	11
[1]	Park River Holdings Inc.	8.750%	12/31/2030	12	12
[1]	Park River Holdings Inc.	8.000%	3/15/2031	22	22
[1]	Patrick Industries Inc.	4.750%	5/1/2029	21	21
[1]	Patrick Industries Inc.	6.375%	11/1/2032	9	9
[1]	Penn Entertainment Inc.	4.125%	7/1/2029	21	20
[1]	Penn Entertainment Inc.	6.750%	4/1/2031	11	11
	Penske Automotive Group Inc.	3.750%	6/15/2029	11	11
[1]	Petco Health & Wellness Co. Inc.	8.250%	2/1/2031	15	15
[1]	PetSmart LLC	7.500%	9/15/2032	49	49
[1]	PetSmart LLC	10.000%	9/15/2033	18	18
[1]	Phinia Inc.	6.750%	4/15/2029	11	11
[1]	Phinia Inc.	6.625%	10/15/2032	13	13
[1]	Pioneer Opco LLC	7.000%	5/15/2033	15	15
[1]	PM General Purchaser LLC	9.500%	10/1/2028	14	12
[1]	Premier Entertainment Sub LLC	5.625%	9/1/2029	15	10
[1]	Premier Entertainment Sub LLC	5.875%	9/1/2031	21	13
[1]	Prime Security Services Borrower LLC	3.375%	8/31/2027	18	18
[1]	QXO Building Products Inc.	6.500%	7/15/2031	28	29
[1]	QXO Building Products Inc.	6.750%	4/30/2032	60	62
[1]	QXO Building Products Inc.	6.875%	7/15/2034	42	43
[1]	Rakuten Group Inc.	9.750%	4/15/2029	50	54
[1]	Rakuten Group Inc.	6.250%	Perpetual	29	28
[1]	Rakuten Group Inc.	8.125%	Perpetual	10	10
[1]	Resorts World Las Vegas LLC	8.450%	7/27/2030	31	31
[1]	Resorts World Las Vegas LLC	4.625%	4/6/2031	6	5
[1]	Risewell Homes Inc.	9.250%	10/1/2029	12	12
[1]	Risewell Homes Inc.	8.500%	11/1/2030	9	9
[1]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	21	21
[1]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	11	11
[1]	RR Donnelley & Sons Co.	10.875%	8/1/2029	45	46
[1,4]	RR Donnelley & Sons Co., 5.500% PIK and 5.500% Cash	11.000%	6/1/2031	16	15
[1,4]	RRD Parent Inc., 10.000% PIK	10.000%	10/15/2031	17	30
[1]	S&S Holdings LLC	8.375%	10/1/2031	15	14
[1]	Sabre GLBL Inc.	10.750%	11/15/2029	19	18
[1]	Sabre GLBL Inc.	10.750%	3/15/2030	10	10
[1]	Sabre GLBL Inc.	11.125%	7/15/2030	37	35
	Sally Holdings LLC	6.750%	4/1/2032	16	16
[1]	Scientific Games Holdings LP	6.625%	3/1/2030	21	18
	Scotts Miracle-Gro Co.	4.500%	10/15/2029	7	7
	Scotts Miracle-Gro Co.	4.000%	4/1/2031	24	23
	Scotts Miracle-Gro Co.	4.375%	2/1/2032	3	3
[1]	SeaWorld Parks & Entertainment Inc.	5.250%	8/15/2029	19	19
	Service Corp. International	4.625%	12/15/2027	10	10
	Service Corp. International	5.125%	6/1/2029	13	13
	Service Corp. International	3.375%	8/15/2030	30	28
	Service Corp. International	4.000%	5/15/2031	14	13
	Service Corp. International	5.750%	10/15/2032	23	23
	Shea Homes LP	4.750%	2/15/2028	8	8
	Shea Homes LP	4.750%	4/1/2029	5	5
[1]	Signal Parent Inc.	6.125%	4/1/2029	7	2
	Six Flags Entertainment Corp.	6.500%	10/1/2028	5	5
	Six Flags Entertainment Corp.	5.250%	7/15/2029	9	9
[1]	Six Flags Entertainment Corp.	7.250%	5/15/2031	21	21
[1]	Six Flags Entertainment Corp.	8.625%	1/15/2032	26	27
[1]	Six Flags Entertainment Corp.	6.625%	5/1/2032	21	21
[1]	Somnigroup International Inc.	4.000%	4/15/2029	21	20
[1]	Somnigroup International Inc.	3.875%	10/15/2031	21	19
[1]	Sonic Automotive Inc.	4.625%	11/15/2029	30	29
[1]	Sonic Automotive Inc.	4.875%	11/15/2031	6	6
[1]	Sotheby's	5.875%	6/1/2029	19	18
[1]	Sotheby's	8.250%	4/15/2031	13	13
[1]	Specialty Building Products Holdings LLC	7.750%	10/15/2029	13	12
[1]	Speedway Motorsports LLC	4.875%	11/1/2027	8	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Standard Building Solutions Inc.	6.500%	8/15/2032	32	32
[1]	Standard Building Solutions Inc.	6.250%	8/1/2033	30	30
[1]	Standard Building Solutions Inc.	5.875%	3/15/2034	32	31
[1]	Standard Industries Inc.	4.750%	1/15/2028	30	30
[1]	Standard Industries Inc.	4.375%	7/15/2030	36	34
[1]	Staples Inc.	10.750%	9/1/2029	59	56
[1]	Staples Inc.	12.750%	1/15/2030	21	16
[1]	Station Casinos LLC	4.625%	12/1/2031	7	7
[1]	Station Casinos LLC	6.625%	3/15/2032	28	28
[1]	STL Holding Co. LLC	8.750%	2/15/2029	7	7
[1]	StoneMor Inc.	8.500%	5/15/2029	10	10
[1]	Studio City Co. Ltd.	6.125%	5/15/2031	8	8
[1]	Studio City Finance Ltd.	6.500%	1/15/2028	19	19
[1]	Studio City Finance Ltd.	5.000%	1/15/2029	26	25
[1]	Taylor Morrison Communities Inc.	5.750%	1/15/2028	5	5
[1]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	31	31
[1]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	4	4
[1]	Tenneco Inc.	8.000%	11/17/2028	49	49
[1]	Thor Industries Inc.	4.000%	10/15/2029	13	12
	Titan International Inc.	7.000%	4/30/2028	11	11
[1]	Travel + Leisure Co.	4.625%	3/1/2030	8	8
[1]	Travel + Leisure Co.	6.250%	6/1/2031	26	26
[1]	Travel + Leisure Co.	6.125%	9/1/2033	20	20
	Tri Pointe Homes Inc.	5.700%	6/15/2028	12	12
[1]	TriNet Group Inc.	3.500%	3/1/2029	9	8
[1]	TriNet Group Inc.	7.125%	8/15/2031	13	13
[1]	Under Armour Inc.	7.250%	7/15/2030	10	10
[1]	Vail Resorts Inc.	6.500%	5/15/2032	25	25
[1]	Valvoline Inc.	3.625%	6/15/2031	13	12
[1]	Veritiv Operating Co.	10.500%	11/30/2030	27	28
	VF Corp.	2.950%	4/23/2030	13	12
	VF Corp.	6.000%	10/15/2033	3	3
	VF Corp.	6.450%	11/1/2037	11	10
[1]	Victoria's Secret & Co.	4.625%	7/15/2029	16	16
[1]	Victra Holdings LLC	8.750%	9/15/2029	10	10
[1]	Viking Cruises Ltd.	5.875%	10/15/2033	45	45
[1]	Voyager Parent LLC	9.250%	7/1/2032	44	47
[1]	Wand NewCo 3 Inc.	7.625%	1/30/2032	31	32
[1]	Wayfair LLC	7.250%	10/31/2029	50	52
[1]	Wayfair LLC	7.750%	9/15/2030	20	21
[1]	Wayfair LLC	6.750%	11/15/2032	15	15
[1]	Weekley Homes LLC	4.875%	9/15/2028	7	7
[1]	Weekley Homes LLC	6.750%	1/15/2034	14	14
	Whirlpool Corp.	4.750%	2/26/2029	12	11
	Whirlpool Corp.	6.125%	6/15/2030	12	11
[1]	Whirlpool Corp.	7.500%	7/1/2031	61	62
	Whirlpool Corp.	4.700%	5/14/2032	20	16
	Whirlpool Corp.	5.750%	3/1/2034	15	12
[2]	Whirlpool Corp.	5.150%	3/1/2043	12	7
	Whirlpool Corp.	4.500%	6/1/2046	12	7
	Whirlpool Corp.	4.600%	5/15/2050	17	10
[1]	White Cap Supply Holdings LLC	7.375%	11/15/2030	17	17
[1]	William Carter Co.	7.375%	2/15/2031	15	16
[1]	Williams Scotsman Inc.	4.625%	8/15/2028	8	8
[1]	Williams Scotsman Inc.	6.625%	6/15/2029	16	16
[1]	Williams Scotsman Inc.	6.625%	4/15/2030	16	16
[1]	Williams Scotsman Inc.	7.375%	10/1/2031	8	8
[1]	Wilsonart LLC	11.000%	8/15/2032	13	11
[1]	Wolverine World Wide Inc.	4.000%	8/15/2029	13	12
[1]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	13	13
[1]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	14	14
[1]	Wynn Macau Ltd.	5.500%	10/1/2027	35	35
[1]	Wynn Macau Ltd.	5.125%	12/15/2029	2	2
[1]	Wynn Macau Ltd.	6.750%	2/15/2034	40	40
[1]	Wynn Resorts Finance LLC	5.125%	10/1/2029	18	18
[1]	Wynn Resorts Finance LLC	7.125%	2/15/2031	42	44
[1]	Wynn Resorts Finance LLC	6.250%	3/15/2033	2	2
[1]	Yum! Brands Inc.	4.750%	1/15/2030	21	21
	Yum! Brands Inc.	3.625%	3/15/2031	42	39
	Yum! Brands Inc.	5.375%	4/1/2032	34	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yum! Brands Inc.	6.875%	11/15/2037	11	12
	Yum! Brands Inc.	5.350%	11/1/2043	5	5
[1]	ZF North America Capital Inc.	6.875%	4/14/2028	11	11
[1]	ZF North America Capital Inc.	7.125%	4/14/2030	11	11
[1]	ZF North America Capital Inc.	6.750%	4/23/2030	14	14
[1]	ZF North America Capital Inc.	7.500%	3/24/2031	53	53
[1]	ZF North America Capital Inc.	6.875%	4/23/2032	12	12
					7,400
Consumer Staples (3.4%)
[1]	ACCO Brands Corp.	4.250%	3/15/2029	15	14
[1]	Albertsons Cos. Inc.	6.500%	2/15/2028	25	25
[1]	Albertsons Cos. Inc.	3.500%	3/15/2029	29	28
[1]	Albertsons Cos. Inc.	4.875%	2/15/2030	31	30
[1]	Albertsons Cos. Inc.	5.500%	3/31/2031	14	14
[1]	Albertsons Cos. Inc.	5.625%	3/31/2032	21	20
[1]	Albertsons Cos. Inc.	6.250%	3/15/2033	12	12
[1]	Albertsons Cos. Inc.	5.750%	3/31/2034	55	52
[1]	Arko Corp.	5.125%	11/15/2029	12	11
	B&G Foods Inc.	5.250%	9/15/2027	35	35
[1]	B&G Foods Inc.	8.000%	9/15/2028	25	25
[1]	B&G Foods Inc.	11.000%	6/15/2031	10	9
[1]	BellRing Brands Inc.	7.000%	3/15/2030	21	21
[1]	C&S Group Enterprises LLC	5.000%	12/15/2028	9	9
[1]	Chobani LLC	4.625%	11/15/2028	8	8
[1]	Chobani LLC	7.625%	7/1/2029	16	16
[1]	Chobani LLC	6.375%	4/15/2034	22	22
[1]	Darling Ingredients Inc.	6.000%	6/15/2030	18	18
[1]	Edgewell Personal Care Co.	5.500%	6/1/2028	25	25
[1]	Edgewell Personal Care Co.	4.125%	4/1/2029	11	11
[1]	Energizer Holdings Inc.	4.750%	6/15/2028	51	51
[1]	Energizer Holdings Inc.	4.375%	3/31/2029	15	14
[1]	Energizer Holdings Inc.	6.000%	9/15/2033	7	7
[1]	Fiesta Purchaser Inc.	7.875%	3/1/2031	12	12
[1]	Fiesta Purchaser Inc.	9.625%	9/15/2032	12	12
[1]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	15	15
[1]	HLF Financing Sarl LLC	4.875%	6/1/2029	16	15
[1]	HLF Financing Sarl LLC	7.750%	5/1/2033	21	21
[1]	Industrial F&B Investments III Inc.	7.750%	2/11/2033	20	20
[1]	Ingles Markets Inc.	4.000%	6/15/2031	6	6
[1]	J&F Luxembourg Finance Sarl	8.500%	12/1/2032	18	18
[1]	J&F Luxembourg Finance Sarl	8.000%	4/23/2033	5	5
[1]	JAPFA Pte. Ltd.	7.950%	5/12/2031	8	8
[1]	KeHE Distributors LLC	9.000%	2/15/2029	18	19
[1]	KeHE Distributors LLC	7.125%	4/30/2033	14	14
[1]	Kronos Acquisition Holdings Inc.	8.250%	6/30/2031	14	10
[1]	Kronos Acquisition Holdings Inc.	10.750%	6/30/2032	12	4
[1]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	35	35
[1]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	17	16
[1]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	16	15
[1]	Opal Bidco SAS	6.500%	3/31/2032	28	29
[1,4]	P&L Development LLC, 3.500% PIK and 9.000% Cash	12.500%	5/15/2029	13	13
[1]	Performance Food Group Inc.	4.250%	8/1/2029	18	17
[1]	Performance Food Group Inc.	6.125%	9/15/2032	24	24
[1]	Performance Food Group Inc.	5.625%	3/1/2034	31	30
	Perrigo Finance Unlimited Co.	4.900%	6/15/2030	27	26
[2]	Perrigo Finance Unlimited Co.	6.125%	9/30/2032	13	12
	Perrigo Finance Unlimited Co.	4.900%	12/15/2044	8	6
[1]	Post Holdings Inc.	4.625%	4/15/2030	73	70
[1]	Post Holdings Inc.	4.500%	9/15/2031	2	2
[1]	Post Holdings Inc.	6.250%	2/15/2032	22	22
[1]	Post Holdings Inc.	6.375%	3/1/2033	64	64
[1]	Post Holdings Inc.	6.500%	3/15/2036	40	40
[1]	Prestige Brands Inc.	5.125%	1/15/2028	40	40
[1]	Prestige Brands Inc.	3.750%	4/1/2031	15	14
[1]	Primo Water Holdings Inc.	4.375%	4/30/2029	20	20
	Safeway Inc.	7.250%	2/1/2031	7	7
[1]	Simmons Foods Inc.	4.625%	3/1/2029	23	22
[1]	Turning Point Brands Inc.	7.625%	3/15/2032	5	5
[1]	United Natural Foods Inc.	6.750%	10/15/2028	11	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	US Foods Inc.	6.875%	9/15/2028	9	9
[1]	US Foods Inc.	4.750%	2/15/2029	17	17
[1]	US Foods Inc.	4.625%	6/1/2030	17	17
[1]	US Foods Inc.	5.750%	4/15/2033	17	17
[1]	Viking Baked Goods Acquisition Corp.	8.625%	11/1/2031	29	29
					1,285
Energy (10.4%)
[1]	Aethon United BR LP	7.500%	10/1/2029	18	19
[1]	Alliance Resource Operating Partners LP	8.625%	6/15/2029	7	7
[1]	Antero Midstream Partners LP	5.750%	1/15/2028	12	12
[1]	Antero Midstream Partners LP	5.375%	6/15/2029	30	30
[1]	Antero Midstream Partners LP	6.625%	2/1/2032	11	11
[1]	Antero Midstream Partners LP	5.750%	10/15/2033	17	17
[1]	Antero Midstream Partners LP	5.750%	7/1/2034	14	14
[1]	Archrock Partners LP	6.625%	9/1/2032	19	19
[1]	Archrock Services LP	6.000%	2/1/2034	21	21
[1]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	13	13
[1]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	19	19
[1]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	9	9
[1]	BKV Upstream Midstream LLC	7.500%	10/15/2030	11	11
[1]	Blue Racer Midstream LLC	7.000%	7/15/2029	9	9
[1]	Blue Racer Midstream LLC	7.250%	7/15/2032	15	16
[1]	Breakwater Energy Holdings Sarl	9.250%	11/15/2030	20	21
[1]	Bristow Group Inc.	6.750%	2/1/2033	13	13
	Buckeye Partners LP	4.125%	12/1/2027	7	7
[1]	Buckeye Partners LP	4.500%	3/1/2028	9	9
[1]	Buckeye Partners LP	6.875%	7/1/2029	11	11
[1]	Buckeye Partners LP	6.750%	2/1/2030	9	9
	Buckeye Partners LP	5.850%	11/15/2043	14	13
	Buckeye Partners LP	5.600%	10/15/2044	5	4
[1]	California Resources Corp.	7.000%	1/15/2034	20	20
[1]	California Resources Corp.	7.250%	1/15/2035	12	12
[1]	Calumet Specialty Products Partners LP	9.750%	7/15/2028	11	11
[1]	Calumet Specialty Products Partners LP	9.750%	2/15/2031	15	16
[1]	Caturus Energy LLC	8.500%	2/15/2030	9	9
[1]	Caturus Energy LLC	7.125%	5/15/2031	17	17
[1]	CHC Group LLC	11.750%	9/1/2030	14	12
[1]	Chord Energy Corp.	6.000%	10/1/2030	15	15
[1]	Chord Energy Corp.	6.750%	3/15/2033	22	22
[1]	CNX Midstream Partners LP	4.750%	4/15/2030	10	10
[1]	CNX Resources Corp.	7.375%	1/15/2031	9	9
[1]	CNX Resources Corp.	7.250%	3/1/2032	11	11
[1]	CNX Resources Corp.	5.875%	3/1/2034	15	15
[1]	Comstock Resources Inc.	6.750%	3/1/2029	44	43
[1]	Comstock Resources Inc.	5.875%	1/15/2030	23	22
[1]	Coronado Finance Pty Ltd.	9.250%	10/1/2029	9	8
[1]	CQP Holdco LP	5.500%	6/15/2031	40	39
[1]	CQP Holdco LP	7.500%	12/15/2033	9	9
[1]	Crescent Energy Finance LLC	7.750%	7/31/2029	12	12
[1]	Crescent Energy Finance LLC	7.625%	4/1/2032	20	20
[1]	Crescent Energy Finance LLC	7.875%	4/15/2032	38	39
[1]	Crescent Energy Finance LLC	7.375%	1/15/2033	18	18
[1]	Crescent Energy Finance LLC	8.375%	1/15/2034	18	19
[1]	CVR Energy Inc.	7.500%	2/15/2031	11	11
[1]	CVR Energy Inc.	7.875%	2/15/2034	13	13
[1]	DBR Land Holdings LLC	6.250%	12/1/2030	14	14
[1]	Delek Logistics Partners LP	8.625%	3/15/2029	21	22
[1]	Delek Logistics Partners LP	7.375%	6/30/2033	12	12
[1]	Delek Logistics Partners LP	6.875%	6/1/2034	19	19
[1]	Enerflex Inc.	6.875%	1/15/2031	11	11
	Energy Transfer LP	8.000%	5/15/2054	7	7
	Energy Transfer LP	7.125%	10/1/2054	30	31
	Energy Transfer LP	6.500%	2/15/2056	25	25
	Energy Transfer LP	6.750%	2/15/2056	20	20
[1]	EnerSys	4.375%	12/15/2027	12	12
[1]	EnerSys	6.625%	1/15/2032	5	5
[1]	EnQuest plc	9.875%	4/30/2031	17	17
[1]	Excelerate Energy LP	8.000%	5/15/2030	21	22
[1]	FORESEA Holding SA	7.500%	6/15/2030	12	12

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genesis Energy LP	8.250%	1/15/2029	11	11
	Genesis Energy LP	8.875%	4/15/2030	9	9
	Genesis Energy LP	7.875%	5/15/2032	25	26
	Genesis Energy LP	8.000%	5/15/2033	14	15
	Genesis Energy LP	6.750%	3/15/2034	15	15
	Global Partners LP	6.875%	1/15/2029	38	38
[1]	Global Partners LP	8.250%	1/15/2032	8	8
[1]	Global Partners LP	7.125%	7/1/2033	10	10
[1]	Gulfport Energy Operating Corp.	6.750%	9/1/2029	18	18
[1]	Harvest Midstream I LP	7.500%	5/15/2032	14	15
[1]	Harvest Midstream I LP	6.750%	5/15/2034	25	25
[1]	Hess Midstream Operations LP	5.875%	3/1/2028	14	14
[1]	Hess Midstream Operations LP	5.125%	6/15/2028	10	10
[1]	Hess Midstream Operations LP	6.500%	6/1/2029	11	11
[1]	Hess Midstream Operations LP	4.250%	2/15/2030	23	22
[1]	Hess Midstream Operations LP	5.500%	10/15/2030	15	15
[1]	Hilcorp Energy I LP	6.250%	11/1/2028	52	52
[1]	Hilcorp Energy I LP	5.750%	2/1/2029	14	14
[1]	Hilcorp Energy I LP	6.000%	4/15/2030	9	9
[1]	Hilcorp Energy I LP	6.000%	2/1/2031	11	11
[1]	Hilcorp Energy I LP	6.250%	4/15/2032	9	9
[1]	Hilcorp Energy I LP	8.375%	11/1/2033	11	11
[1]	Hilcorp Energy I LP	6.875%	5/15/2034	9	9
[1]	Hilcorp Energy I LP	7.250%	2/15/2035	34	34
[1]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	11	11
[1]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	22	22
[1]	Infinity Natural Resources LLC	7.625%	4/1/2031	14	14
[1]	Ithaca Energy North Sea plc	8.125%	10/15/2029	20	21
[1]	ITT Holdings LLC	6.500%	8/1/2029	32	32
[1]	Kinetik Holdings LP	6.625%	12/15/2028	42	43
[1]	Kinetik Holdings LP	5.875%	6/15/2030	11	11
[1]	Kodiak Gas Services LLC	5.875%	4/1/2031	18	18
[1]	Kodiak Gas Services LLC	6.500%	10/1/2033	33	33
[1]	Kodiak Gas Services LLC	6.750%	10/1/2035	11	11
[1]	Kraken Oil & Gas Partners LLC	7.625%	8/15/2029	15	15
[1]	Kraken Oil & Gas Partners LLC	7.125%	5/15/2031	9	9
[1]	Magnolia Oil & Gas Operating LLC	6.875%	12/1/2032	11	11
[1]	Martin Midstream Partners LP	11.500%	2/15/2028	9	9
[1]	Matador Resources Co.	6.500%	4/15/2032	16	16
[1]	Matador Resources Co.	6.250%	4/15/2033	13	13
[1]	Matador Resources Co.	6.000%	4/15/2034	28	27
[1]	Moss Creek Resources Holdings Inc.	8.250%	9/1/2031	19	19
	Murphy Oil Corp.	6.000%	10/1/2032	11	11
	Murphy Oil Corp.	6.500%	2/15/2034	9	9
	Murphy Oil Corp.	5.875%	12/1/2042	11	10
	Murphy Oil USA Inc.	4.750%	9/15/2029	9	9
[1]	Murphy Oil USA Inc.	3.750%	2/15/2031	9	8
[1]	Murphy Oil USA Inc.	5.875%	6/1/2034	18	18
[1]	Nabors Industries Inc.	9.125%	1/31/2030	12	13
[1]	Nabors Industries Inc.	8.875%	8/15/2031	15	15
[1]	Nabors Industries Inc.	7.625%	11/15/2032	18	18
[1]	NGL Energy Operating LLC	8.125%	2/15/2029	42	44
[1]	NGL Energy Operating LLC	8.375%	2/15/2032	27	28
[1]	Noble Finance II LLC	8.000%	4/15/2030	25	26
[1]	Noble Finance II LLC	6.250%	6/15/2034	20	20
[1]	Northern Oil & Gas Inc.	8.750%	6/15/2031	9	9
[1]	Northern Oil & Gas Inc.	7.875%	10/15/2033	20	20
[1]	Northriver Midstream Finance LP	6.750%	7/15/2032	15	15
	NuStar Logistics LP	6.375%	10/1/2030	15	16
	Oceaneering International Inc.	6.000%	2/1/2028	5	5
[1,5]	Oceaneering International Inc.	6.875%	7/15/2034	12	12
[1]	Par Petroleum LLC	7.375%	6/1/2034	13	13
[1]	PBF Holding Co. LLC	9.875%	3/15/2030	34	36
[1]	PBF Holding Co. LLC	7.875%	9/15/2030	9	9
[1]	PBF Holding Co. LLC	7.250%	6/1/2034	11	11
[1]	Prairie Acquiror LP	9.000%	8/1/2029	12	13
[1]	Precision Drilling Corp.	6.875%	1/15/2029	7	7
[1]	Puma International Financing SA	7.750%	4/25/2029	11	11
[1]	Range Resources Corp.	4.750%	2/15/2030	9	9
[1]	Rockies Express Pipeline LLC	4.950%	7/15/2029	13	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Rockies Express Pipeline LLC	4.800%	5/15/2030	26	25
[1]	Rockies Express Pipeline LLC	7.500%	7/15/2038	7	7
[1]	Rockies Express Pipeline LLC	6.875%	4/15/2040	11	11
[1]	Saturn Oil & Gas Inc.	9.625%	6/15/2029	10	10
[1]	Seadrill Finance Ltd.	8.375%	8/1/2030	10	10
[1]	Seadrill Finance Ltd.	6.750%	7/15/2034	17	16
[1]	SESI LLC	7.875%	9/30/2030	20	20
[1]	SM Energy Co.	8.375%	7/1/2028	8	8
	SM Energy Co.	6.500%	7/15/2028	7	7
[1]	SM Energy Co.	6.750%	8/1/2029	54	55
[1]	SM Energy Co.	8.625%	11/1/2030	18	19
[1]	SM Energy Co.	8.750%	7/1/2031	24	25
[1]	SM Energy Co.	7.000%	8/1/2032	13	13
[1]	SM Energy Co.	9.625%	6/15/2033	13	14
[1]	SM Energy Co.	6.625%	4/15/2034	24	24
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	18	19
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	8	8
[1]	Star Holding LLC	8.750%	8/1/2031	10	10
[1]	Summit Midstream Holdings LLC	8.625%	10/31/2029	21	22
[1]	Sunoco LP	5.875%	7/15/2027	25	25
	Sunoco LP	5.875%	3/15/2028	10	10
[1]	Sunoco LP	7.000%	9/15/2028	22	23
[1]	Sunoco LP	4.500%	10/1/2029	46	45
	Sunoco LP	4.500%	4/30/2030	18	17
[1]	Sunoco LP	4.625%	5/1/2030	9	9
[1]	Sunoco LP	5.625%	3/15/2031	62	62
[1]	Sunoco LP	5.375%	7/15/2031	15	15
[1]	Sunoco LP	5.875%	3/15/2034	36	35
[1]	Sunoco LP	5.625%	7/15/2034	18	18
[1]	Tallgrass Energy Partners LP	5.500%	1/15/2028	20	20
[1]	Tallgrass Energy Partners LP	7.375%	2/15/2029	20	21
[1]	Tallgrass Energy Partners LP	6.000%	12/31/2030	20	20
[1]	Tallgrass Energy Partners LP	6.000%	9/1/2031	30	30
[1]	Tallgrass Energy Partners LP	6.750%	3/15/2034	3	3
[1]	Talos Production Inc.	9.000%	2/1/2029	11	11
[1]	Talos Production Inc.	9.375%	2/1/2031	16	17
[1]	TGNR Intermediate Holdings LLC	5.500%	10/15/2029	14	14
[1]	TGS ASA	8.500%	1/15/2030	12	13
[1]	Tidewater Inc.	9.125%	7/15/2030	13	14
[1]	TransMontaigne Partners LLC	8.500%	6/15/2030	14	14
[1]	Transocean International Ltd.	8.250%	5/15/2029	26	27
[1]	Transocean International Ltd.	8.750%	2/15/2030	34	36
	Transocean International Ltd.	7.500%	4/15/2031	7	7
[1]	Transocean International Ltd.	8.500%	5/15/2031	21	22
[1]	Transocean International Ltd.	7.875%	10/15/2032	11	11
	Transocean International Ltd.	6.800%	3/15/2038	16	15
[1]	Trident Energy Finance plc	12.500%	11/30/2029	15	16
[1]	USA Compression Partners LP	7.125%	3/15/2029	40	41
[1]	USA Compression Partners LP	6.250%	10/1/2033	15	15
[1]	Valaris Ltd.	8.375%	4/30/2030	24	25
[1]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	30	29
[1]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	54	55
[1]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	9	8
[1]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	29	26
[1]	Venture Global Calcasieu Pass LLC	6.000%	5/1/2036	21	21
[1]	Venture Global LNG Inc.	9.500%	2/1/2029	109	118
[1]	Venture Global LNG Inc.	7.000%	1/15/2030	30	31
[1]	Venture Global LNG Inc.	8.375%	6/1/2031	40	42
[1]	Venture Global LNG Inc.	9.875%	2/1/2032	36	38
[1]	Venture Global LNG Inc.	6.375%	12/15/2034	25	25
[1]	Venture Global LNG Inc.	6.625%	6/15/2036	28	28
[1]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	32	33
[1]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	46	51
[1]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	84	88
[1]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	34	35
[1]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	47	50
[1]	Vermilion Energy Inc.	6.875%	5/1/2030	18	18
[1]	Vermilion Energy Inc.	7.250%	2/15/2033	7	7
[1]	Viridien	10.000%	10/15/2030	8	9
[1]	W&T Offshore Inc.	10.750%	2/1/2029	8	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	WBI Operating LLC	6.250%	10/15/2030	15	15
[1]	WBI Operating LLC	6.500%	10/15/2033	20	20
[1]	Weatherford International Ltd.	6.750%	10/15/2033	31	32
[1]	Wildfire Intermediate Holdings LLC	7.500%	10/15/2029	14	14
					3,924
Financials (11.3%)
[1]	Acrisure LLC	8.250%	2/1/2029	23	22
[1]	Acrisure LLC	4.250%	2/15/2029	46	42
[1]	Acrisure LLC	8.500%	6/15/2029	16	15
[1]	Acrisure LLC	6.000%	8/1/2029	9	8
[1]	Acrisure LLC	6.750%	7/1/2032	21	19
[1]	Alliant Holdings Intermediate LLC	4.250%	10/15/2027	13	13
[1]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	68	69
[1]	Alliant Holdings Intermediate LLC	5.875%	11/1/2029	15	15
[1]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	26	26
[1]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	26	26
[1]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	16	16
	Ally Financial Inc.	6.700%	2/14/2033	9	9
	Ally Financial Inc.	6.646%	1/17/2040	13	13
	American National Group Inc.	7.000%	12/1/2055	11	11
[1]	AmWINS Group Inc.	6.375%	2/15/2029	13	13
[1]	AmWINS Group Inc.	4.875%	6/30/2029	24	23
[1]	Amynta Agency Borrower Inc. & Amynta Warranty Borrower Inc.	7.500%	7/15/2033	8	8
[1]	APH Somerset Investor 2 LLC	7.875%	11/1/2029	18	18
[1]	Ardonagh Finco Ltd.	7.750%	2/15/2031	38	38
[1]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	40	39
[1]	Aretec Group Inc.	7.500%	4/1/2029	7	7
[1]	Aretec Group Inc.	10.000%	8/15/2030	5	5
[1]	Armor Holdco Inc.	8.500%	11/15/2029	12	12
	Assurant Inc.	7.000%	3/27/2048	11	11
[1]	Asurion LLC	8.000%	12/31/2032	84	85
[1]	Asurion LLC	8.375%	2/1/2034	82	76
[1]	Atlanticus Holdings Corp.	9.750%	9/1/2030	9	9
[1]	Avation Group S Pte. Ltd.	8.500%	5/15/2031	8	8
[1]	Azorra Finance Ltd.	7.750%	4/15/2030	7	7
[1]	Azorra Finance Ltd.	7.250%	1/15/2031	25	26
[1]	Azorra Finance Ltd.	6.250%	2/15/2034	6	6
[1]	Baldwin Insurance Group Holdings LLC	7.125%	5/15/2031	16	16
[1]	Block Inc.	5.625%	8/15/2030	45	45
	Block Inc.	3.500%	6/1/2031	42	39
	Block Inc.	6.500%	5/15/2032	52	53
[1]	Bread Financial Holdings Inc.	6.750%	5/15/2031	13	13
[1]	Bread Financial Holdings Inc.	8.375%	6/15/2035	9	9
[1]	Broadstreet Partners Group LLC	5.875%	4/15/2029	20	20
[1]	Burford Capital Global Finance LLC	6.250%	4/15/2028	10	10
[1]	Burford Capital Global Finance LLC	6.875%	4/15/2030	5	5
[1]	Burford Capital Global Finance LLC	9.250%	7/1/2031	21	20
[1]	Burford Capital Global Finance LLC	7.500%	7/15/2033	18	15
[1]	Burford Capital Global Finance LLC	8.500%	1/15/2034	7	6
[1]	Cobra AcquisitionCo LLC	6.375%	11/1/2029	12	10
[1]	Cobra AcquisitionCo LLC	12.250%	11/1/2029	4	4
[1]	Coinbase Global Inc.	3.375%	10/1/2028	35	33
[1]	Coinbase Global Inc.	3.625%	10/1/2031	16	14
[1]	Compass Group Diversified Holdings LLC	5.250%	4/15/2029	23	22
[1]	Compass Group Diversified Holdings LLC	5.000%	1/15/2032	10	9
[1]	Constellation Insurance Inc.	6.800%	1/24/2030	7	7
[1]	CoreLogic Inc.	4.500%	5/1/2028	21	21
[1]	CPI CG Inc.	10.000%	7/15/2029	7	7
[1]	CRC Insurance Group LLC	7.125%	6/1/2031	82	82
[1]	Credit Acceptance Corp.	9.250%	12/15/2028	11	11
[1]	Credit Acceptance Corp.	6.625%	3/15/2030	11	11
[1]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	16	16
[1]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	20	19
[1]	Dresdner Funding Trust I	8.151%	6/30/2031	27	29
[1]	Encore Capital Group Inc.	8.500%	5/15/2030	39	41
[1]	Encore Capital Group Inc.	6.625%	4/15/2031	9	9
[1]	Encore Capital Group Inc.	6.625%	6/1/2032	14	14
[1]	Enova International Inc.	11.250%	12/15/2028	24	25
[1]	Enova International Inc.	9.125%	8/1/2029	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	EZCORP Inc.	7.375%	4/1/2032	6	6
[1]	First Eagle Holdings Inc.	7.250%	8/15/2032	15	15
[1]	FirstCash Inc.	4.625%	9/1/2028	9	9
[1]	FirstCash Inc.	5.625%	1/1/2030	36	36
[1]	FirstCash Inc.	6.875%	3/1/2032	9	9
[1]	FirstCash Inc.	6.125%	5/1/2034	17	17
[1]	Five Point Operating Co. LP	8.000%	10/1/2030	10	10
[1]	Focus Financial Partners LLC	6.750%	9/15/2031	26	26
[1]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	15	15
[1]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	32	33
[1]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	20	20
[1]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	10	10
	FS KKR Capital Corp.	3.125%	10/12/2028	20	19
	FS KKR Capital Corp.	7.875%	1/15/2029	7	7
	FS KKR Capital Corp.	6.875%	8/15/2029	11	11
	FS KKR Capital Corp.	6.125%	1/15/2030	12	12
	FS KKR Capital Corp.	6.125%	1/15/2031	22	21
	FS KKR Capital Corp.	7.500%	8/1/2031	22	22
[1]	FTAI Aviation Investors LLC	5.500%	5/1/2028	18	18
[1]	FTAI Aviation Investors LLC	7.875%	12/1/2030	9	9
[1]	FTAI Aviation Investors LLC	7.000%	5/1/2031	36	37
[1]	FTAI Aviation Investors LLC	7.000%	6/15/2032	14	14
[1]	FTAI Aviation Investors LLC	5.875%	4/15/2033	9	9
[1]	GGAM Finance Ltd.	8.000%	6/15/2028	11	11
[1]	GGAM Finance Ltd.	6.875%	4/15/2029	7	7
[1]	GGAM Finance Ltd.	5.875%	3/15/2030	13	13
[1]	Global Aircraft Leasing Co. Ltd.	8.750%	9/1/2027	18	18
[1]	Global Atlantic Fin Co.	7.950%	10/15/2054	10	10
[1]	Global Atlantic Fin Co.	7.250%	3/1/2056	18	18
[1]	goeasy Ltd.	9.250%	12/1/2028	29	29
[1]	goeasy Ltd.	7.625%	7/1/2029	16	15
[1]	goeasy Ltd.	6.875%	5/15/2030	7	6
[1]	goeasy Ltd.	7.375%	10/1/2030	7	6
[1]	goeasy Ltd.	6.875%	2/15/2031	8	7
[1]	Greystar Real Estate Partners LLC	7.750%	9/1/2030	12	13
	HA Sustainable Infrastructure Capital Inc.	8.000%	6/1/2056	16	17
	HA Sustainable Infrastructure Capital Inc.	7.125%	11/15/2056	12	12
[1]	Hightower Holding LLC	6.750%	4/15/2029	5	5
[1]	Hightower Holding LLC	9.125%	1/31/2030	12	13
[1]	Howard Hughes Corp.	4.125%	2/1/2029	12	12
[1]	Howard Hughes Corp.	4.375%	2/1/2031	12	11
[1]	Howard Hughes Corp.	5.875%	3/1/2032	9	9
[1]	Howard Hughes Corp.	6.125%	3/1/2034	21	21
[1]	Howden UK Refinance plc	7.250%	2/15/2031	24	23
[1]	Howden UK Refinance plc	8.125%	2/15/2032	31	28
[1]	HUB International Ltd.	5.625%	12/1/2029	13	13
[1]	HUB International Ltd.	7.250%	6/15/2030	80	82
[1]	HUB International Ltd.	7.375%	1/31/2032	51	52
[1]	Hunt Cos. Inc.	5.250%	4/15/2029	15	15
	Icahn Enterprises LP	9.750%	1/15/2029	40	39
	Icahn Enterprises LP	4.375%	2/1/2029	25	21
	Icahn Enterprises LP	9.000%	6/15/2030	18	17
[1]	Jane Street Group	4.500%	11/15/2029	15	15
[1]	Jane Street Group	7.125%	4/30/2031	50	52
[1]	Jane Street Group	6.125%	11/1/2032	79	79
[1]	Jane Street Group	6.750%	5/1/2033	51	52
[1]	Jefferies Finance LLC	5.000%	8/15/2028	25	24
[1]	Jefferies Finance LLC	6.625%	10/15/2031	13	13
[1]	Jefferson Capital Holdings LLC	9.500%	2/15/2029	7	7
[1]	Jefferson Capital Holdings LLC	8.250%	5/15/2030	16	17
[1]	Jones Deslauriers Insurance Management Inc.	8.500%	3/15/2030	17	17
[1]	Jones Deslauriers Insurance Management Inc.	6.875%	10/1/2033	11	10
[1]	Kennedy-Wilson Inc.	7.000%	6/1/2031	24	25
[1]	Kennedy-Wilson Inc.	7.250%	6/1/2033	20	20
[1]	LD Holdings Group LLC	8.750%	11/1/2027	12	11
[1]	LD Holdings Group LLC	6.125%	4/1/2028	10	8
[1]	LFS Topco LLC	8.750%	7/15/2030	11	11
[1]	Liberty Mutual Group Inc.	7.800%	3/15/2037	14	16
[1]	Liberty Mutual Group Inc.	4.300%	2/1/2061	18	12
	MBIA Inc.	5.700%	12/1/2034	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mobius Merger Sub Inc.	9.000%	6/1/2030	13	9
[1]	Nassau Cos. of New York	7.875%	7/15/2030	11	11
	Navient Corp.	4.875%	3/15/2028	9	9
	Navient Corp.	5.500%	3/15/2029	56	54
	Navient Corp.	9.375%	7/25/2030	9	9
	Navient Corp.	11.500%	3/15/2031	20	21
	Navient Corp.	7.875%	6/15/2032	12	11
[2]	Navient Corp.	5.625%	8/1/2033	13	11
	OneMain Finance Corp.	6.625%	1/15/2028	13	13
	OneMain Finance Corp.	3.875%	9/15/2028	11	11
	OneMain Finance Corp.	6.625%	5/15/2029	16	16
	OneMain Finance Corp.	5.375%	11/15/2029	13	13
	OneMain Finance Corp.	7.875%	3/15/2030	12	13
	OneMain Finance Corp.	6.125%	5/15/2030	56	56
	OneMain Finance Corp.	4.000%	9/15/2030	12	11
	OneMain Finance Corp.	7.500%	5/15/2031	13	13
	OneMain Finance Corp.	7.125%	11/15/2031	47	48
	OneMain Finance Corp.	6.750%	3/15/2032	11	11
	OneMain Finance Corp.	7.125%	9/15/2032	14	14
	OneMain Finance Corp.	6.750%	9/15/2033	31	31
[1]	Osaic Holdings Inc.	6.750%	8/1/2032	26	26
[1]	Osaic Holdings Inc.	8.000%	8/1/2033	19	19
[1]	Oxford Finance LLC	7.750%	5/15/2031	15	15
[1]	Park Intermediate Holdings LLC	5.875%	10/1/2028	54	54
[1]	Park Intermediate Holdings LLC	4.875%	5/15/2029	13	13
[1]	Park Intermediate Holdings LLC	7.000%	2/1/2030	10	10
[1]	Paysafe Finance plc	4.000%	6/15/2029	8	7
	Pelagos Insurance Capital Ltd.	7.750%	6/15/2055	8	8
[1]	PennyMac Financial Services Inc.	4.250%	2/15/2029	33	32
[1]	PennyMac Financial Services Inc.	7.875%	12/15/2029	38	40
[1]	PennyMac Financial Services Inc.	7.125%	11/15/2030	12	12
[1]	PennyMac Financial Services Inc.	5.750%	9/15/2031	9	9
[1]	PennyMac Financial Services Inc.	6.875%	5/15/2032	15	15
[1]	PennyMac Financial Services Inc.	6.875%	2/15/2033	15	15
[1]	PennyMac Financial Services Inc.	6.750%	2/15/2034	21	20
[1]	PHH Escrow Issuer LLC	9.875%	11/1/2029	18	18
[1]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	20	21
[1]	Planet Financial Group LLC	10.500%	12/15/2029	18	18
[1]	PRA Group Inc.	8.375%	2/1/2028	7	7
[1]	PRA Group Inc.	5.000%	10/1/2029	11	10
[1]	PRA Group Inc.	8.875%	1/31/2030	13	13
	Prospect Capital Corp.	3.437%	10/15/2028	6	6
[1]	Provident Funding Associates LP	9.750%	9/15/2029	14	15
[1]	Rfna LP	7.875%	2/15/2030	13	13
[1]	Rocket Cos. Inc.	6.500%	8/1/2029	13	13
[1]	Rocket Cos. Inc.	6.125%	8/1/2030	49	50
[1]	Rocket Cos. Inc.	6.125%	8/1/2031	50	51
[1]	Rocket Cos. Inc.	7.125%	2/1/2032	30	31
[1]	Rocket Cos. Inc.	6.375%	8/1/2033	36	37
[1]	Rocket Mortgage LLC	3.625%	3/1/2029	15	14
[1]	Rocket Mortgage LLC	4.000%	10/15/2033	59	53
[1]	Ryan Specialty LLC	4.375%	2/1/2030	7	7
[1]	Ryan Specialty LLC	5.875%	8/1/2032	32	32
[1]	Service Properties Trust	0.000%	9/30/2027	10	9
	Service Properties Trust	3.950%	1/15/2028	7	7
	Service Properties Trust	4.950%	10/1/2029	10	9
	Service Properties Trust	4.375%	2/15/2030	10	9
[1]	Service Properties Trust	8.625%	11/15/2031	18	19
	Service Properties Trust	8.875%	6/15/2032	15	15
[1]	Shift4 Payments LLC	6.750%	8/15/2032	42	42
	SLM Corp.	6.500%	1/31/2030	9	9
	SLM Corp.	6.495%	5/15/2032	16	16
[1]	Starwood Property Trust Inc.	5.250%	10/15/2028	11	11
[1]	Starwood Property Trust Inc.	7.250%	4/1/2029	18	19
[1]	Starwood Property Trust Inc.	6.000%	4/15/2030	8	8
[1]	Starwood Property Trust Inc.	6.500%	7/1/2030	10	10
[1]	Starwood Property Trust Inc.	6.500%	10/15/2030	8	8
[1]	Starwood Property Trust Inc.	5.750%	1/15/2031	25	25
[1]	Starwood Property Trust Inc.	6.125%	6/1/2031	17	17
[1]	Stena International SA	7.250%	1/15/2031	7	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stena International SA	7.625%	2/15/2031	20	21
[1]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	19	20
[1]	Stonex Escrow Issuer LLC	6.875%	7/15/2032	7	7
[1]	StoneX Group Inc.	7.875%	3/1/2031	34	36
	Synchrony Financial	7.250%	2/2/2033	17	18
[1]	TrueNoord Capital DAC	8.750%	3/1/2030	11	11
[1]	United Wholesale Mortgage LLC	5.500%	4/15/2029	18	17
[1]	USI Inc.	7.500%	1/15/2032	16	16
[1]	UWM Holdings LLC	6.250%	3/15/2031	40	36
[1]	Velocity Commercial Capital LLC	9.375%	2/15/2031	13	13
[1]	VFH Parent LLC	7.500%	6/15/2031	14	15
[1]	Walker & Dunlop Inc.	6.625%	4/1/2033	10	10
[1]	WEX Inc.	6.500%	3/15/2033	12	12
[1]	Wilton RE Ltd.	6.000%	Perpetual	11	10
[1]	WS Escrow LLC	7.750%	6/1/2033	17	17
					4,253
Health Care (7.6%)
[1]	1261229 BC Ltd.	10.000%	4/15/2032	151	153
[1]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	8	8
[1]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	2	2
[1]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	21	22
[1]	Accendra Health Inc.	9.000%	6/15/2032	14	13
[1]	Accendra Health Inc.	9.750%	6/15/2033	12	8
[1]	Adapthealth LLC	6.125%	8/1/2028	6	6
[1]	Adapthealth LLC	4.625%	8/1/2029	9	9
[1]	Adapthealth LLC	5.125%	3/1/2030	20	19
[1]	AHP Health Partners Inc.	5.750%	7/15/2029	7	7
[1]	Amneal Pharmaceuticals LLC	6.875%	8/1/2032	15	16
[1]	Avantor Funding Inc.	4.625%	7/15/2028	3	3
[1]	Avantor Funding Inc.	3.875%	11/1/2029	38	36
[1]	Bausch + Lomb Corp.	8.375%	10/1/2028	42	43
[1]	Bausch Health Cos. Inc.	5.000%	1/30/2028	8	7
[1]	Bausch Health Cos. Inc.	4.875%	6/1/2028	20	18
[1]	Bausch Health Cos. Inc.	11.000%	9/30/2028	20	20
[1]	Bausch Health Cos. Inc.	5.000%	2/15/2029	14	10
[1]	Bausch Health Cos. Inc.	6.250%	2/15/2029	18	14
[1]	Bausch Health Cos. Inc.	7.250%	5/30/2029	6	5
[1]	Bausch Health Cos. Inc.	5.250%	1/30/2030	17	11
[1]	Bausch Health Cos. Inc.	14.000%	10/15/2030	10	9
[1]	Bausch Health Cos. Inc.	5.250%	2/15/2031	17	10
[1]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	22	22
	Centene Corp.	2.450%	7/15/2028	65	62
	Centene Corp.	4.625%	12/15/2029	121	118
	Centene Corp.	3.375%	2/15/2030	11	10
	Centene Corp.	3.000%	10/15/2030	37	33
	Centene Corp.	2.500%	3/1/2031	91	79
	Centene Corp.	2.625%	8/1/2031	22	19
[1]	Charles River Laboratories International Inc.	4.250%	5/1/2028	9	9
[1]	Charles River Laboratories International Inc.	3.750%	3/15/2029	9	9
[1]	Charles River Laboratories International Inc.	4.000%	3/15/2031	17	16
[1]	Charlotte Buyer Inc.	8.000%	6/30/2031	12	12
[1,4]	Claritev Corp., 0.750% PIK and 6.000% Cash	6.750%	3/31/2031	25	14
[1]	Community Health Systems Inc.	6.000%	1/15/2029	11	11
[1]	Community Health Systems Inc.	6.875%	4/15/2029	35	34
[1]	Community Health Systems Inc.	6.125%	4/1/2030	30	27
[1]	Community Health Systems Inc.	5.250%	5/15/2030	40	38
[1]	Community Health Systems Inc.	4.750%	2/15/2031	38	35
[1]	Community Health Systems Inc.	10.875%	1/15/2032	28	30
[1]	Community Health Systems Inc.	9.750%	1/15/2034	32	33
[1]	Concentra Health Services Inc.	6.875%	7/15/2032	15	16
	CVS Health Corp.	6.750%	12/10/2054	27	28
	CVS Health Corp.	7.000%	3/10/2055	40	41
[1]	DaVita Inc.	4.625%	6/1/2030	106	103
[1]	DaVita Inc.	6.875%	9/1/2032	27	28
[1]	DaVita Inc.	6.750%	7/15/2033	30	31
	DENTSPLY SIRONA Inc.	8.375%	9/12/2055	12	12
	Elanco Animal Health Inc.	6.400%	8/28/2028	16	16
[1]	Embecta Corp.	5.000%	2/15/2030	12	9
[1]	Emergent BioSolutions Inc.	3.875%	8/15/2028	12	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Encompass Health Corp.	4.500%	2/1/2028	18	18
	Encompass Health Corp.	4.750%	2/1/2030	16	16
	Encompass Health Corp.	4.625%	4/1/2031	28	27
[1]	Endo Finance Holdings LP	8.500%	4/15/2031	29	31
[1]	Fortrea Holdings Inc.	7.500%	7/1/2030	13	13
[1]	GENMAB A/S	6.250%	12/15/2032	49	50
[1]	GENMAB A/S	7.250%	12/15/2033	17	18
[1]	Global Medical Response Inc.	7.375%	10/1/2032	26	27
[1]	Grifols SA	4.750%	10/15/2028	13	13
[1]	HAH Group Holding Co. LLC	9.750%	10/1/2031	16	14
[1]	Harrow Inc.	8.625%	9/15/2030	7	7
[1]	HealthEquity Inc.	4.500%	10/1/2029	17	16
	Humana Inc.	6.625%	9/15/2056	26	26
[1]	Insulet Corp.	6.500%	4/1/2033	11	11
[1]	IQVIA Inc.	6.500%	5/15/2030	23	23
[1]	IQVIA Inc.	6.250%	6/1/2032	47	48
[1]	Jazz Securities DAC	4.375%	1/15/2029	34	33
[1]	Kedrion SpA	6.500%	9/1/2029	20	20
[1]	LifePoint Health Inc.	5.375%	1/15/2029	16	15
[1]	LifePoint Health Inc.	9.875%	8/15/2030	51	54
[1]	LifePoint Health Inc.	8.375%	2/15/2032	20	21
[1]	LifePoint Health Inc.	10.000%	6/1/2032	17	17
[1]	LifePoint Health Inc.	7.000%	5/1/2034	32	31
[1]	Medline Borrower LP	5.250%	10/1/2029	55	55
[1]	Molina Healthcare Inc.	4.375%	6/15/2028	10	10
[1]	Molina Healthcare Inc.	3.875%	11/15/2030	12	11
[1]	Molina Healthcare Inc.	6.500%	2/15/2031	31	32
[1]	Molina Healthcare Inc.	3.875%	5/15/2032	14	13
[1]	Molina Healthcare Inc.	6.250%	1/15/2033	25	25
[1]	MPH Acquisition Holdings LLC	5.750%	12/31/2030	20	17
[1,4]	MPH Acquisition Holdings LLC, 0.750% PIK and 6.000% Cash	6.750%	3/31/2031	19	11
[1,4]	MPH Acquisition Holdings LLC, 5.000% PIK and 6.500% Cash	11.500%	12/31/2030	15	15
[1]	National Mentor Holdings Inc.	10.500%	12/15/2030	33	35
[1]	Neogen Food Safety Corp.	8.625%	7/20/2030	11	12
[1]	Option Care Health Inc.	4.375%	10/31/2029	14	13
[1]	Organon & Co.	4.125%	4/30/2028	55	54
[1]	Organon & Co.	5.125%	4/30/2031	31	31
[1]	Organon & Co.	6.750%	5/15/2034	13	14
[1]	Organon & Co.	7.875%	5/15/2034	18	19
[1]	Paradigm Parent LLC & Paradigm Parent CO-Issuer Inc.	8.750%	4/17/2032	13	12
[1]	Pediatrix Medical Group Inc.	5.375%	2/15/2030	7	7
[1]	Prime Healthcare Services Inc.	9.375%	9/1/2029	38	40
[1]	Radiology Partners Inc.	8.500%	7/15/2032	23	24
[1,4]	Radiology Partners Inc., 9.781% PIK	9.781%	2/15/2030	23	22
[1]	Select Medical Corp.	6.250%	12/1/2032	14	14
[1]	Sotera Health Holdings LLC	7.375%	6/1/2031	18	19
[1]	Star Parent Inc.	9.000%	10/1/2030	23	24
[1]	Surgery Center Holdings Inc.	7.250%	4/15/2032	32	32
[1]	Team Health Holdings Inc.	8.375%	6/30/2028	7	7
[1,4]	Team Health Holdings Inc., 4.500% PIK and 9.000% Cash	13.500%	6/30/2028	20	20
[1]	TEAM Services Holding Inc.	9.000%	2/15/2033	17	17
[1]	Teleflex Inc.	4.250%	6/1/2028	6	6
[1]	Teleflex Inc.	5.875%	1/15/2032	15	15
	Tenet Healthcare Corp.	5.125%	11/1/2027	25	25
	Tenet Healthcare Corp.	4.625%	6/15/2028	52	52
	Tenet Healthcare Corp.	4.250%	6/1/2029	74	72
	Tenet Healthcare Corp.	6.125%	6/15/2030	87	88
	Tenet Healthcare Corp.	6.875%	11/15/2031	20	21
[1]	Tenet Healthcare Corp.	5.500%	11/15/2032	29	29
[1]	Tenet Healthcare Corp.	6.000%	11/15/2033	9	9
[1]	US Acute Care Solutions LLC	9.750%	5/15/2029	26	24
					2,850
Industrials (9.1%)
[1]	AAR Escrow Issuer LLC	6.750%	3/15/2029	16	16
[1]	ADI Escrow Issuer LLC	7.125%	7/15/2034	10	10
[1]	AECOM	6.000%	8/1/2033	31	31
[1]	Alaska Airlines Inc.	6.500%	6/1/2031	13	13
[1]	Albion Financing 1 Sarl	7.000%	5/21/2030	35	36
[1]	Allegiant Travel Co.	7.125%	7/1/2031	16	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Allison Transmission Inc.	4.750%	10/1/2027	7	7
[1]	Allison Transmission Inc.	5.875%	6/1/2029	9	9
[1]	Allison Transmission Inc.	3.750%	1/30/2031	32	30
[1]	Allison Transmission Inc.	5.875%	12/1/2033	9	9
[1]	Alta Equipment Group Inc.	9.000%	6/1/2029	13	13
[1]	American Airlines Inc.	7.250%	2/15/2028	13	13
[1]	American Airlines Inc.	5.750%	4/20/2029	80	80
[1]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	25	25
[1]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	11	10
[1]	Amsted Industries Inc.	4.625%	5/15/2030	7	7
[1]	Amsted Industries Inc.	6.375%	3/15/2033	17	17
[1]	Aramark Services Inc.	5.000%	2/1/2028	20	20
[1]	Artera Services LLC	8.500%	2/15/2031	15	14
[1]	ASG Finance DAC	9.750%	5/15/2029	8	7
	ATI Inc.	4.875%	10/1/2029	6	6
	ATI Inc.	7.250%	8/15/2030	8	8
	ATI Inc.	5.125%	10/1/2031	31	31
[1]	Avianca Midco 2 plc	9.000%	12/1/2028	21	21
[1]	Avianca Midco 2 plc	9.625%	2/14/2030	20	20
[1]	Avianca Midco 2 plc	9.500%	1/28/2031	20	20
[1,5]	Avianca Midco 2 plc	10.250%	1/7/2032	19	19
[1]	Avis Budget Car Rental LLC	4.750%	4/1/2028	50	49
[1]	Avis Budget Car Rental LLC	5.375%	3/1/2029	11	11
[1]	Avis Budget Car Rental LLC	8.250%	1/15/2030	12	12
[1]	Avis Budget Car Rental LLC	8.000%	2/15/2031	31	31
[1]	Avis Budget Car Rental LLC	8.375%	6/15/2032	11	11
[1]	Axon Enterprise Inc.	6.125%	3/15/2030	31	32
[1]	Axon Enterprise Inc.	6.250%	3/15/2033	19	19
[1]	Beacon Mobility Corp.	7.250%	8/1/2030	14	15
[1]	Bombardier Inc.	8.750%	11/15/2030	26	28
[1]	Bombardier Inc.	7.250%	7/1/2031	13	14
[1]	Bombardier Inc.	7.000%	6/1/2032	13	13
[1]	Bombardier Inc.	6.750%	6/15/2033	14	15
[1]	Bombardier Inc.	7.450%	5/1/2034	9	10
[1]	Bombardier Inc.	5.875%	1/15/2035	32	32
[1]	Brand Industrial Services Inc.	10.375%	8/1/2030	35	29
[1]	Brightline East LLC	11.000%	1/31/2030	27	2
[1]	Brundage-Bone Concrete Pumping Holdings Inc.	7.500%	2/1/2032	11	11
[1]	BWX Technologies Inc.	4.125%	6/30/2028	7	7
[1]	BWX Technologies Inc.	4.125%	4/15/2029	13	13
[1]	Carriage Purchaser Inc.	7.875%	10/15/2029	7	7
[1]	Chart Industries Inc.	7.500%	1/1/2030	4	4
[1]	Chart Industries Inc.	9.500%	1/1/2031	35	37
[1]	Clean Harbors Inc.	5.125%	7/15/2029	26	26
[1]	Clean Harbors Inc.	6.375%	2/1/2031	8	8
[1]	Clean Harbors Inc.	5.750%	10/15/2033	18	18
[1]	Clue Opco LLC	9.500%	10/15/2031	19	18
[1]	Columbus McKinnon Corp.	7.125%	2/1/2033	22	22
[1,5]	Core & Main LP	6.000%	7/1/2034	17	17
[1]	Danaos Corp.	6.875%	10/15/2032	13	13
[1]	Dcli Bidco LLC	7.750%	11/15/2029	13	13
[1,5]	Dealer Tire Financial LLC	10.375%	10/1/2031	12	12
[1]	Dealer Tire LLC	8.000%	2/1/2028	16	16
[1]	Dycom Industries Inc.	4.500%	4/15/2029	9	9
[1]	Efesto Bidco SpA Efesto US LLC	7.500%	2/15/2032	21	21
[1]	EMRLD Borrower LP	6.625%	12/15/2030	49	50
[1]	EMRLD Borrower LP	6.750%	7/15/2031	37	38
[1]	Enpro Inc.	6.125%	6/1/2033	11	11
[1]	EquipmentShare.com Inc.	9.000%	5/15/2028	56	57
[1]	EquipmentShare.com Inc.	8.625%	5/15/2032	11	11
[1]	EquipmentShare.com Inc.	8.000%	3/15/2033	18	18
[1,5]	EquipmentShare.com Inc.	7.125%	7/1/2034	33	32
[1]	First Student Bidco Inc.	4.000%	7/31/2029	22	21
	Fluor Corp.	4.250%	9/15/2028	10	10
[1]	Gates Corp.	6.875%	7/1/2029	11	11
[1]	GB AIT Buyer Inc.	8.750%	4/30/2034	13	13
[1]	Genesee & Wyoming Inc.	6.250%	4/15/2032	16	16
[1]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	21	21
[1]	GFL Environmental Inc.	4.000%	8/1/2028	47	46
[1]	GFL Environmental Inc.	4.750%	6/15/2029	17	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	GFL Environmental Inc.	4.375%	8/15/2029	24	23
[1]	GFL Environmental Inc.	6.750%	1/15/2031	34	35
[1]	Global Infrastructure Solutions Inc.	5.625%	6/1/2029	7	7
[1]	Global Infrastructure Solutions Inc.	7.500%	4/15/2032	13	14
[1,5]	Global Infrastructure Solutions Inc.	6.375%	7/15/2034	10	10
[1]	Goat Holdco LLC	6.750%	2/1/2032	21	22
[1]	GrafTech Finance Inc.	4.625%	12/23/2029	9	6
[1]	Granite Construction Inc.	6.375%	6/15/2034	13	13
[1]	Herc Holdings Inc.	6.625%	6/15/2029	14	14
[1]	Herc Holdings Inc.	7.000%	6/15/2030	29	30
[1]	Herc Holdings Inc.	5.750%	3/15/2031	13	13
[1]	Herc Holdings Inc.	7.250%	6/15/2033	20	21
[1]	Herc Holdings Inc.	6.000%	3/15/2034	31	31
[1]	Hertz Corp.	12.625%	7/15/2029	30	24
[1]	Hertz Corp.	5.000%	12/1/2029	26	8
[1]	JB Poindexter & Co. Inc.	8.750%	12/15/2031	21	22
[1]	JetBlue Airways Corp.	9.875%	9/20/2031	51	46
[1]	Luna 1.5 Sarl	12.000%	7/1/2032	13	14
[1]	Madison IAQ LLC	4.125%	6/30/2028	18	18
[1]	Madison IAQ LLC	5.875%	6/30/2029	38	38
[1]	Manitowoc Co. Inc.	9.250%	10/1/2031	8	9
[1]	Maxim Crane Works Holdings Capital LLC	11.500%	9/1/2028	12	12
[1]	Moog Inc.	5.500%	10/15/2034	12	12
[1]	Mueller Water Products Inc.	4.000%	6/15/2029	11	11
[1]	NESCO Holdings II Inc.	5.500%	4/15/2029	26	26
[1]	New Flyer Holdings Inc.	9.250%	7/1/2030	16	17
[1]	OneSky Flight LLC	8.875%	12/15/2029	12	13
[1]	Park-Ohio Industries Inc.	8.500%	8/1/2030	10	10
[1]	PODS LLC	8.750%	5/15/2031	12	12
[1]	PROG Holdings Inc.	6.000%	11/15/2029	15	15
[1]	Railworks Holdings LP	8.250%	11/15/2028	6	6
[1]	Rand Parent LLC	8.500%	2/15/2030	20	21
[1]	RB Global Holdings Inc.	6.750%	3/15/2028	12	12
[1]	RB Global Holdings Inc.	7.750%	3/15/2031	14	15
[1]	Resideo Funding Inc.	4.000%	9/1/2029	9	9
[1]	Resideo Funding Inc.	6.500%	7/15/2032	14	14
[1]	Reworld Holding Corp.	4.875%	12/1/2029	22	21
[1]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	15	15
[1]	RXO Inc.	6.375%	5/15/2031	11	11
[1]	Seaspan Corp. Pte. Ltd.	5.500%	8/1/2029	19	19
[1]	Sensata Technologies Inc.	3.750%	2/15/2031	34	32
[1]	Sensata Technologies Inc.	6.625%	7/15/2032	9	9
[1]	Solaris Energy Infrastructure LLC	6.375%	5/15/2031	33	33
[1]	Star Leasing Co. LLC	7.625%	2/15/2030	18	18
[1]	Stonepeak Nile Parent LLC	7.250%	3/15/2032	11	11
[1]	Synergy Infrastructure Holdings LLC	7.875%	12/1/2030	13	14
[1]	Synergy Infrastructure Holdings LLC	7.000%	7/15/2034	11	11
[1]	Terex Corp.	5.000%	5/15/2029	11	11
[1]	Terex Corp.	6.250%	10/15/2032	20	20
[1]	TK Elevator US Newco Inc.	5.250%	7/15/2027	10	10
[1]	TKC Holdings Inc.	8.500%	8/15/2030	28	29
[1]	TKC Holdings Inc.	12.000%	2/15/2031	18	19
[1]	TransDigm Inc.	6.750%	8/15/2028	38	38
	TransDigm Inc.	4.625%	1/15/2029	35	34
[1]	TransDigm Inc.	6.375%	3/1/2029	70	71
	TransDigm Inc.	4.875%	5/1/2029	56	55
[1]	TransDigm Inc.	6.875%	12/15/2030	3	3
[1]	TransDigm Inc.	7.125%	12/1/2031	61	63
[1]	TransDigm Inc.	6.625%	3/1/2032	84	86
[1]	TransDigm Inc.	6.000%	1/15/2033	2	2
[1]	TransDigm Inc.	6.375%	5/31/2033	48	49
[1]	TransDigm Inc.	6.250%	1/31/2034	19	19
[1]	TransDigm Inc.	6.750%	1/31/2034	60	62
[1]	TransDigm Inc.	6.125%	7/31/2034	40	40
[1]	Tutor Perini Corp.	11.875%	4/30/2029	7	8
[1,5]	Tutor Perini Corp.	6.625%	7/15/2033	10	10
	United Airlines Holdings Inc.	5.375%	3/1/2031	39	39
	United Rentals North America Inc.	3.875%	11/15/2027	11	11
	United Rentals North America Inc.	4.875%	1/15/2028	50	50
	United Rentals North America Inc.	4.000%	7/15/2030	35	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Rentals North America Inc.	3.875%	2/15/2031	15	14
	United Rentals North America Inc.	3.750%	1/15/2032	43	40
[1]	United Rentals North America Inc.	5.375%	11/15/2033	41	40
[1]	Upbound Group Inc.	6.375%	2/15/2029	8	8
[1]	Velocity Vehicle Group LLC	8.000%	6/1/2029	13	13
[1]	VistaJet Malta Finance plc	9.500%	6/1/2028	9	9
[1]	VistaJet Malta Finance plc	6.375%	2/1/2030	26	25
[1]	VistaJet Malta Finance plc	8.750%	1/15/2032	13	13
[1]	Wabash National Corp.	4.500%	10/15/2028	10	9
[1]	Waste Pro USA Inc.	7.000%	2/1/2033	23	24
[1]	Watco Cos. LLC	7.125%	8/1/2032	17	17
[1]	WESCO Distribution Inc.	6.375%	3/15/2029	16	16
[1]	WESCO Distribution Inc.	5.250%	4/15/2031	12	12
[1]	WESCO Distribution Inc.	6.625%	3/15/2032	15	15
[1]	WESCO Distribution Inc.	6.375%	3/15/2033	14	14
[1]	WESCO Distribution Inc.	5.500%	4/15/2034	31	31
[1]	WestJet Airlines Ltd.	8.000%	2/14/2031	12	12
[1]	Windsor Holdings III LLC	8.500%	6/15/2030	22	23
[1]	Wrangler Holdco Corp.	6.625%	4/1/2032	20	21
	XPO CNW Inc.	6.700%	5/1/2034	8	8
[1]	XPO Inc.	7.125%	6/1/2031	8	8
[1]	XPO Inc.	7.125%	2/1/2032	14	15
					3,441
Materials (8.4%)
[1]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	9	9
[1]	Advanced Drainage Systems Inc.	5.375%	3/1/2034	12	12
[1]	Ahlstrom Holding 3 Oy	4.875%	2/4/2028	5	5
[1]	Alcoa Nederland Holding BV	4.125%	3/31/2029	24	23
[1]	Alcoa Nederland Holding BV	7.125%	3/15/2031	4	4
[1]	Algoma Steel Inc.	9.125%	4/15/2029	8	8
[1]	Alumina Pty Ltd.	6.125%	3/15/2030	16	16
[1]	Alumina Pty Ltd.	6.375%	9/15/2032	14	14
[1]	Arcosa Inc.	4.375%	4/15/2029	7	7
[1]	Arcosa Inc.	6.875%	8/15/2032	17	18
[1]	Ardagh Group SA	9.500%	12/1/2030	40	43
[1,4]	Ardagh Group SA, 5.000% PIK and 6.000% Cash	11.000%	12/1/2030	30	29
[1]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/2028	18	17
[1]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	28	27
[1]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	11	11
[1]	Arsenal AIC Parent LLC	8.000%	10/1/2030	12	12
[1]	Ashland Inc.	3.375%	9/1/2031	21	20
	Ashland Inc.	6.875%	5/15/2043	5	5
[1,4]	ASP Unifrax Holdings Inc., 4.750% PIK and 6.425% Cash	11.175%	9/30/2029	11	4
[1]	Avient Corp.	7.125%	8/1/2030	13	13
[1]	Avient Corp.	6.250%	11/1/2031	21	21
[1]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	18	19
[1]	Axalta Coating Systems LLC	3.375%	2/15/2029	14	13
	Ball Corp.	6.000%	6/15/2029	26	26
	Ball Corp.	3.125%	9/15/2031	50	45
	Ball Corp.	5.500%	9/15/2033	22	22
[1]	Boise Cascade Co.	4.875%	7/1/2030	12	12
[1]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	19	19
[1,4]	Calderys Financing II LLC, 12.500% PIK or 11.750% Cash	11.750%	6/1/2028	11	11
[1]	Canpack Group Inc.	6.000%	5/15/2031	13	13
[1]	Capstone Copper Corp.	6.750%	3/31/2033	16	16
[1]	Carpenter Technology Corp.	5.625%	3/1/2034	19	19
[1]	Cascades Inc.	5.375%	1/15/2028	8	8
[1]	Cascades Inc.	6.750%	7/15/2030	9	9
	Celanese US Holdings LLC	7.165%	7/15/2027	30	31
	Celanese US Holdings LLC	7.350%	11/15/2028	13	14
	Celanese US Holdings LLC	7.330%	7/15/2029	13	14
	Celanese US Holdings LLC	6.500%	4/15/2030	12	12
	Celanese US Holdings LLC	7.550%	11/15/2030	45	48
	Celanese US Holdings LLC	7.000%	2/15/2031	25	26
	Celanese US Holdings LLC	7.700%	11/15/2033	48	51
	Celanese US Holdings LLC	7.375%	2/15/2034	14	14
[1]	Century Aluminum Co.	6.875%	8/1/2032	10	10
[1]	Cerdia Finanz GmbH	9.375%	10/3/2031	23	21
[1]	Champion Iron Canada Inc.	7.875%	7/15/2032	13	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chemours Co.	4.625%	11/15/2029	39	37
[1]	Chemours Co.	8.000%	1/15/2033	13	13
[1]	Chemours Co.	7.875%	3/15/2034	12	12
[1]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	7	7
[1]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	47	47
[1]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	7	7
[1]	Cleveland-Cliffs Inc.	4.875%	3/1/2031	6	5
[1]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	15	15
[1]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	25	25
[1]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	44	44
[1]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	20	20
[1]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	11	11
[1]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	25	25
[1]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	30	30
[1]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	27	26
[1]	Coeur Mining Inc.	5.125%	2/15/2029	5	5
[1]	Coeur Mining Inc.	6.875%	4/1/2032	7	7
	Commercial Metals Co.	4.125%	1/15/2030	45	44
	Commercial Metals Co.	3.875%	2/15/2031	25	23
	Commercial Metals Co.	4.375%	3/15/2032	18	17
[1]	Commercial Metals Co.	5.750%	11/15/2033	16	16
[1]	Commercial Metals Co.	6.000%	12/15/2035	2	2
[1]	Compass Minerals International Inc.	8.000%	7/1/2030	18	19
[1]	Consolidated Energy Finance SA	5.625%	10/15/2028	10	10
[1]	Consolidated Energy Finance SA	12.000%	2/15/2031	17	18
[1]	Constellium SE	3.750%	4/15/2029	9	9
[1]	Constellium SE	6.375%	8/15/2032	15	15
	Crown Americas LLC	5.250%	4/1/2030	9	9
	Crown Americas LLC	5.875%	6/1/2033	21	21
[1]	CVR Partners LP	6.125%	6/15/2028	10	10
[1]	Domtar Corp.	6.750%	10/1/2028	17	12
[1]	Element Solutions Inc.	3.875%	9/1/2028	23	22
	FMC Corp.	5.650%	5/18/2033	17	15
	FMC Corp.	4.500%	10/1/2049	9	6
	FMC Corp.	6.375%	5/18/2053	17	13
	FMC Corp.	8.450%	11/1/2055	16	12
[1]	Fortescue Treasury Pty Ltd.	4.500%	9/15/2027	10	10
[1]	Fortescue Treasury Pty Ltd.	5.875%	4/15/2030	27	27
[1]	Fortescue Treasury Pty Ltd.	4.375%	4/1/2031	13	12
[1]	Fortescue Treasury Pty Ltd.	6.125%	4/15/2032	22	23
[1]	GrafTech Global Enterprises Inc.	9.875%	12/23/2029	14	10
[1]	Graphic Packaging International LLC	4.750%	7/15/2027	5	5
[1]	Graphic Packaging International LLC	3.500%	3/15/2028	8	8
[1]	Graphic Packaging International LLC	3.500%	3/1/2029	6	6
[1]	Graphic Packaging International LLC	3.750%	2/1/2030	20	19
[1]	Graphic Packaging International LLC	6.375%	7/15/2032	9	9
	HB Fuller Co.	4.250%	10/15/2028	8	8
[1]	Herens Holdco Sarl	4.750%	5/15/2028	9	8
[2]	Hudbay Minerals Inc.	6.125%	4/1/2029	9	9
	Huntsman International LLC	4.500%	5/1/2029	15	15
	Huntsman International LLC	2.950%	6/15/2031	2	2
	Huntsman International LLC	5.700%	10/15/2034	12	12
[1]	Hybar LLC	7.375%	7/1/2034	9	9
[1]	INEOS Finance plc	6.750%	5/15/2028	48	48
[1]	INEOS Finance plc	7.500%	4/15/2029	16	16
[1]	INEOS Quattro Finance 2 plc	9.625%	3/15/2029	11	10
[1]	Infrabuild Australia Pty Ltd.	14.500%	11/15/2028	18	19
[1]	Ingevity Corp.	3.875%	11/1/2028	12	12
[1]	Innophos Holdings Inc.	11.500%	6/15/2029	10	9
[1]	Iris Holding Inc.	10.000%	12/15/2028	10	9
[1]	JW Aluminum Continuous Cast Co.	10.250%	4/1/2030	8	8
[1]	Kaiser Aluminum Corp.	4.500%	6/1/2031	10	10
[1]	Kaiser Aluminum Corp.	5.875%	3/1/2034	15	15
[1]	Knife River Corp.	7.750%	5/1/2031	10	10
[1]	LSB Industries Inc.	6.250%	10/15/2028	8	8
[1]	Magnera Corp.	4.750%	11/15/2029	9	8
[1]	Magnera Corp.	7.250%	11/15/2031	22	21
[1]	Mativ Holdings Inc.	8.000%	10/1/2029	11	11
[1]	Mauser Packaging Solutions Holding Co.	7.875%	4/15/2030	69	71
[1]	Mauser Packaging Solutions Holding Co.	9.250%	4/15/2030	34	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Maxam Prill Sarl	7.750%	7/15/2030	12	12
[1]	Mercer International Inc.	12.875%	10/1/2028	10	5
	Mercer International Inc.	5.125%	2/1/2029	21	11
	Methanex Corp.	5.125%	10/15/2027	12	12
	Methanex Corp.	5.250%	12/15/2029	12	12
	Methanex Corp.	5.650%	12/1/2044	5	5
[1]	Methanex US Operations Inc.	6.250%	3/15/2032	26	26
[1]	Mineral Resources Ltd.	9.250%	10/1/2028	34	35
[1]	Mineral Resources Ltd.	7.000%	4/1/2031	12	12
[1]	Mineral Resources Ltd.	6.000%	5/1/2032	22	22
[1]	Mineral Resources Ltd.	6.250%	5/1/2034	15	15
[1]	Minerals Technologies Inc.	5.000%	7/1/2028	7	7
[1]	New Enterprise Stone & Lime Co. Inc.	5.250%	7/15/2028	15	15
[1]	New Enterprise Stone & Lime Co. Inc.	9.750%	7/15/2028	7	7
[1]	Novelis Corp.	4.750%	1/30/2030	9	9
[1]	Novelis Corp.	6.875%	1/30/2030	44	45
[1]	Novelis Corp.	3.875%	8/15/2031	30	27
[1]	Novelis Corp.	6.375%	8/15/2033	13	13
[1]	Nufarm Australia Ltd.	5.000%	1/27/2030	9	9
[1]	OI European Group BV	4.750%	2/15/2030	5	5
	Olin Corp.	5.625%	8/1/2029	12	12
	Olin Corp.	5.000%	2/1/2030	15	15
[1]	Olin Corp.	6.625%	4/1/2033	17	17
[1]	Olympus Water US Holding Corp.	6.250%	10/1/2029	11	11
[1]	Olympus Water US Holding Corp.	7.250%	6/15/2031	30	30
[1]	Olympus Water US Holding Corp.	7.250%	2/15/2033	63	62
[1]	Oscar AcquisitionCo LLC	9.500%	4/15/2030	14	7
[1]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	21	21
[1]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	11	11
[1]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	10	10
[1]	Perenti Finance Pty Ltd.	7.500%	4/26/2029	12	12
[1]	Perimeter Holdings LLC	6.250%	1/15/2034	16	16
[1]	PLS Group Ltd.	6.875%	5/1/2031	14	14
[1]	Qnity Electronics Inc.	5.750%	8/15/2032	33	33
[1]	Qnity Electronics Inc.	6.250%	8/15/2033	13	13
[1]	Quikrete Holdings Inc.	6.375%	3/1/2032	100	102
[1]	Quikrete Holdings Inc.	6.750%	3/1/2033	40	41
[1]	Rain Carbon Inc.	12.250%	9/1/2029	10	11
[1]	SCIH Salt Holdings Inc.	4.875%	5/1/2028	31	31
[1]	SCIH Salt Holdings Inc.	6.625%	5/1/2029	18	18
	Silgan Holdings Inc.	4.125%	2/1/2028	19	19
[1]	SK Invictus Intermediate II Sarl	5.000%	10/30/2029	12	12
[1]	Skeena Resources Ltd.	8.500%	4/1/2031	20	21
[1]	Smyrna Ready Mix Concrete LLC	6.000%	11/1/2028	20	20
[1]	Smyrna Ready Mix Concrete LLC	8.875%	11/15/2031	33	35
[1]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	26	26
[1]	SunCoke Energy Inc.	4.875%	6/30/2029	13	12
[1]	Sword Purchaser LLC	8.250%	4/15/2033	40	41
[1]	Sword Purchaser LLC	10.500%	4/15/2034	26	27
[1]	TMS International Corp.	6.250%	4/15/2029	10	10
[1]	Toucan FinCo. Ltd.	9.500%	5/15/2030	24	23
[1]	Trekor Metals Ltd.	8.250%	5/1/2030	9	9
[1]	Trident TPI Holdings Inc.	12.750%	12/31/2028	17	17
[1]	TriMas Corp.	4.125%	4/15/2029	10	10
[1]	Trivium Packaging Finance BV	8.250%	7/15/2030	11	12
[1]	Trivium Packaging Finance BV	12.250%	1/15/2031	18	20
[1]	Tronox Inc.	4.625%	3/15/2029	27	19
[1]	Tronox Inc.	9.125%	9/30/2030	8	8
	United States Steel Corp.	6.650%	6/1/2037	7	7
[1]	WR Grace Holdings LLC	5.625%	8/15/2029	28	26
[1]	WR Grace Holdings LLC	7.375%	3/1/2031	6	6
[1]	WR Grace Holdings LLC	6.625%	8/15/2032	24	23
[1]	WR Grace Holdings LLC	7.000%	8/1/2033	9	9
					3,147
Real Estate (2.4%)
[1]	Anywhere Real Estate Group LLC	5.750%	1/15/2029	16	16
[1]	Anywhere Real Estate Group LLC	5.250%	4/15/2030	11	11
[1]	Anywhere Real Estate Group LLC	7.000%	4/15/2030	11	11
[1]	Anywhere Real Estate Group LLC	9.750%	4/15/2030	14	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arbor Realty SR Inc.	8.500%	12/15/2028	17	17
[1]	Arbor Realty SR Inc.	7.875%	7/15/2030	9	8
[1]	Blackstone Mortgage Trust Inc.	7.750%	12/1/2029	17	18
[1]	Blackstone Mortgage Trust Inc.	6.250%	6/1/2031	8	8
	Brandywine Operating Partnership LP	3.950%	11/15/2027	34	33
	Brandywine Operating Partnership LP	4.550%	10/1/2029	10	9
	Brandywine Operating Partnership LP	6.125%	1/15/2031	11	11
[1]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	8	8
	Diversified Healthcare Trust	4.750%	2/15/2028	14	14
[1]	Diversified Healthcare Trust	7.250%	10/15/2030	10	10
	Diversified Healthcare Trust	4.375%	3/1/2031	9	8
[1]	EF Holdco	7.375%	9/30/2030	11	11
	Hudson Pacific Properties LP	3.950%	11/1/2027	7	7
	Hudson Pacific Properties LP	5.950%	2/15/2028	6	6
	Hudson Pacific Properties LP	4.650%	4/1/2029	9	9
	Hudson Pacific Properties LP	3.250%	1/15/2030	16	14
[1]	Iron Mountain Inc.	4.875%	9/15/2027	31	31
[1]	Iron Mountain Inc.	5.250%	3/15/2028	21	21
[1]	Iron Mountain Inc.	5.000%	7/15/2028	33	33
[1]	Iron Mountain Inc.	7.000%	2/15/2029	25	25
[1]	Iron Mountain Inc.	4.875%	9/15/2029	10	10
[1]	Iron Mountain Inc.	4.500%	2/15/2031	35	33
[1]	Iron Mountain Inc.	5.625%	7/15/2032	2	2
[1]	Iron Mountain Inc.	6.250%	1/15/2035	70	70
[1]	Iron Mountain Information Management Services Inc.	5.000%	7/15/2032	30	29
[1]	Millrose Properties Inc.	6.375%	8/1/2030	2	2
[1]	Millrose Properties Inc.	6.250%	9/15/2032	41	41
	MPT Operating Partnership LP	5.000%	10/15/2027	33	32
	MPT Operating Partnership LP	4.625%	8/1/2029	19	15
	MPT Operating Partnership LP	3.500%	3/15/2031	36	25
[1]	MPT Operating Partnership LP	8.500%	2/15/2032	38	39
	Newmark Group Inc.	7.500%	1/12/2029	10	11
[1]	Pebblebrook Hotel LP	6.375%	10/15/2029	12	12
[1]	RHP Hotel Properties LP	7.250%	7/15/2028	36	37
[1]	RHP Hotel Properties LP	4.500%	2/15/2029	38	37
[1]	RHP Hotel Properties LP	6.500%	6/15/2033	18	18
[1]	RHP Hotel Properties LP	5.750%	3/15/2034	18	18
[1]	Rithm Capital Corp.	8.000%	4/1/2029	14	14
[1]	Rithm Capital Corp.	8.000%	7/15/2030	21	21
[1]	Rithm Capital Corp.	8.500%	6/1/2031	9	9
[1]	RLJ Lodging Trust LP	4.000%	9/15/2029	12	11
	Vornado Realty LP	3.400%	6/1/2031	24	22
	Vornado Realty LP	5.750%	2/1/2033	5	5
[1]	XHR LP	4.875%	6/1/2029	17	17
[1]	XHR LP	6.625%	5/15/2030	8	8
					892
Technology (5.1%)
[1]	Ahead DB Holdings LLC	6.625%	5/1/2028	8	8
[1]	Amentum Holdings Inc.	7.250%	8/1/2032	26	27
[1]	Amkor Technology Inc.	5.875%	10/1/2033	11	11
[1]	APi Group DE Inc.	4.125%	7/15/2029	10	10
[1]	APi Group DE Inc.	4.750%	10/15/2029	11	11
[1]	APi Group DE Inc.	5.750%	6/1/2034	11	11
[1]	AthenaHealth Group Inc.	6.500%	2/15/2030	59	57
[1]	Atkore Inc.	4.250%	6/1/2031	10	10
[1]	ATS Corp.	4.125%	12/15/2028	9	9
[1]	CACI International Inc.	6.375%	6/15/2033	38	38
[1]	Capstone Borrower Inc.	8.000%	6/15/2030	21	20
[1]	Castle US Holding Corp.	10.000%	6/30/2031	7	1
[1]	Central Parent Inc.	7.250%	6/15/2029	17	9
[1]	Central Parent LLC	8.000%	6/15/2029	20	11
[1]	Ciena Corp.	4.000%	1/31/2030	12	11
[1]	Clarivate Science Holdings Corp.	3.875%	7/1/2028	26	25
[1]	Clarivate Science Holdings Corp.	4.875%	7/1/2029	23	21
[1]	Cloud Software Group LLC	6.500%	3/31/2029	65	63
[1]	Cloud Software Group LLC	9.000%	9/30/2029	91	88
[1]	Cloud Software Group LLC	8.250%	6/30/2032	79	74
[1]	Cloud Software Group LLC	6.625%	8/15/2033	9	8
[1]	Coherent Corp.	5.000%	12/15/2029	27	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Conduent Business Services LLC	6.000%	11/1/2029	14	12
[1]	Consensus Cloud Solutions Inc.	6.500%	10/15/2028	8	8
[1]	CoreWeave Inc.	9.250%	6/1/2030	54	54
[1]	CoreWeave Inc.	9.000%	2/1/2031	34	34
[1]	CoreWeave Inc.	9.750%	10/1/2031	54	54
[1]	CoreWeave Inc.	9.625%	7/15/2032	49	48
	Crane NXT Co.	4.200%	3/15/2048	9	6
[1]	Diebold Nixdorf Inc.	7.750%	3/31/2030	19	20
[1]	Dye & Durham Ltd.	8.625%	4/15/2029	12	8
[1]	Elastic NV	4.125%	7/15/2029	15	14
[1]	Ellucian Holdings Inc.	6.500%	12/1/2029	19	18
[1]	Entegris Inc.	4.375%	4/15/2028	8	8
[1]	Entegris Inc.	3.625%	5/1/2029	15	14
[1]	Entegris Inc.	5.950%	6/15/2030	16	16
[1]	Esab Corp.	6.250%	4/15/2029	12	12
[1]	Esab Corp.	5.625%	4/1/2031	25	25
[1]	Everforth Inc.	4.625%	5/15/2028	14	13
[1]	Fair Isaac Corp.	4.000%	6/15/2028	16	16
[1]	Fair Isaac Corp.	6.000%	5/15/2033	50	49
[1]	Fair Isaac Corp.	6.250%	9/15/2034	18	18
[1]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	19	19
[1]	Gen Digital Inc.	6.750%	9/30/2027	52	52
[1]	Gen Digital Inc.	7.125%	9/30/2030	11	11
[1]	Gen Digital Inc.	6.250%	4/1/2033	25	25
[1]	GoTo Group Inc.	5.500%	5/1/2028	18	10
[1]	Ingram Micro Inc.	4.750%	5/15/2029	47	46
[1]	Insight Enterprises Inc.	6.625%	5/15/2032	13	13
[1]	ION Platform Finance US Inc.	8.750%	5/1/2029	2	2
[1]	ION Platform Finance US Inc.	9.500%	5/30/2029	44	40
[1]	ION Platform Finance US Inc.	9.000%	8/1/2029	15	13
[1]	ION Platform Finance US Inc.	7.875%	9/30/2032	38	28
[1]	KBR Inc.	4.750%	9/30/2028	4	4
[1]	Lsf12 Helix Parent LLC	7.125%	2/1/2033	11	11
[1]	McAfee Corp.	7.375%	2/15/2030	44	37
[1]	NCR Voyix Corp.	5.000%	10/1/2028	12	12
[1]	NCR Voyix Corp.	5.125%	4/15/2029	14	14
[1]	ON Semiconductor Corp.	3.875%	9/1/2028	21	20
[1]	Open Text Corp.	3.875%	2/15/2028	17	16
[1]	Open Text Corp.	3.875%	12/1/2029	15	14
[1]	Open Text Holdings Inc.	4.125%	2/15/2030	35	32
[1]	Open Text Holdings Inc.	4.125%	12/1/2031	12	10
[1]	OT Midco Inc.	10.000%	2/15/2030	16	6
[1]	Pagaya US Holdings Co. LLC	8.875%	8/1/2030	13	11
[1]	Pitney Bowes Inc.	7.250%	3/15/2029	9	9
[1]	PTC Inc.	4.000%	2/15/2028	9	9
[1]	Rackspace Finance LLC	3.500%	5/15/2028	6	5
[1]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	33	32
[1]	RingCentral Inc.	8.500%	8/15/2030	7	7
[1]	Rocket Software Inc.	9.000%	11/28/2028	22	22
[1]	Rocket Software Inc.	6.500%	2/15/2029	15	13
[1]	Science Applications International Corp.	4.875%	4/1/2028	29	29
[1]	Science Applications International Corp.	5.875%	11/1/2033	9	9
[1]	Seagate Data Storage Technology Pte. Ltd.	4.091%	6/1/2029	13	13
[1]	Seagate Data Storage Technology Pte. Ltd.	8.250%	12/15/2029	35	37
[1]	Seagate Data Storage Technology Pte. Ltd.	8.500%	7/15/2031	11	11
[1]	Seagate Data Storage Technology Pte. Ltd.	5.750%	12/1/2034	12	12
[1]	SS&C Technologies Inc.	5.500%	9/30/2027	36	36
[1]	SS&C Technologies Inc.	6.500%	6/1/2032	21	21
[1]	Synaptics Inc.	4.000%	6/15/2029	8	8
[1]	TTM Technologies Inc.	4.000%	3/1/2029	10	10
	Twilio Inc.	3.625%	3/15/2029	8	8
	Twilio Inc.	3.875%	3/15/2031	17	16
[1]	UKG Inc.	6.875%	2/1/2031	62	60
[1]	Unisys Corp.	10.625%	1/15/2031	18	17
[1]	Viavi Solutions Inc.	3.750%	10/1/2029	9	9
[1]	Virtusa Corp.	7.125%	12/15/2028	9	7
[1]	VM Consolidated Inc.	5.500%	4/15/2029	8	7
[1]	VT Topco Inc.	8.500%	8/15/2030	12	12
[1]	Xerox Corp.	10.250%	10/15/2030	10	9
[1]	Xerox Corp.	13.500%	4/15/2031	16	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xerox Corp.	4.800%	3/1/2035	6	2
	Xerox Corp.	6.750%	12/15/2039	9	3
[1]	Xerox Holdings Corp.	5.500%	8/15/2028	15	9
[1]	Xerox Holdings Corp.	8.875%	11/30/2029	9	4
[1]	Zebra Technologies Corp.	6.500%	6/1/2032	14	14
[1]	ZoomInfo Technologies LLC	3.875%	2/1/2029	17	14
					1,928
Utilities (3.4%)
	AES Corp.	7.600%	1/15/2055	17	17
	AES Corp.	6.950%	7/15/2055	21	21
[1]	Alpha Generation LLC	6.750%	10/15/2032	18	18
[1]	Alpha Generation LLC	6.250%	1/15/2034	24	24
[1]	AltaGas Ltd.	7.200%	10/15/2054	23	24
[1]	AmeriGas Partners LP	9.500%	6/1/2030	20	21
[1]	AmeriGas Partners LP	6.875%	6/1/2031	14	14
[1]	Atlantica Sustainable Infrastructure plc	4.125%	6/15/2028	6	6
[1]	California Buyer Ltd.	6.375%	2/15/2032	27	27
[1]	Clearway Energy Operating LLC	4.750%	3/15/2028	21	21
[1]	Clearway Energy Operating LLC	3.750%	2/15/2031	21	19
[1]	Clearway Energy Operating LLC	3.750%	1/15/2032	11	10
[1]	Clearway Energy Operating LLC	5.750%	1/15/2034	16	16
[1]	ContourGlobal Power Holdings SA	6.750%	2/28/2030	12	12
	Edison International	8.125%	6/15/2053	16	16
	Edison International	7.875%	6/15/2054	10	10
[2]	Emera US Finance LLC	6.650%	10/1/2056	4	4
[2]	Emera US Finance LLC	6.850%	10/1/2056	7	7
	EUSHI Finance Inc.	7.625%	12/15/2054	29	30
	EUSHI Finance Inc.	6.250%	4/1/2056	16	16
[1]	Ferrellgas LP	5.875%	4/1/2029	26	25
[1]	Ferrellgas LP	9.250%	1/15/2031	14	15
[1]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	13	13
[1]	Leeward Renewable Energy Operations LLC	4.250%	7/1/2029	8	8
[1]	Long Ridge Energy LLC	8.750%	2/15/2032	16	17
[1]	NRG Energy Inc.	3.375%	2/15/2029	41	39
[1]	NRG Energy Inc.	5.250%	6/15/2029	19	19
[1]	NRG Energy Inc.	5.750%	7/15/2029	29	29
[1]	NRG Energy Inc.	3.875%	2/15/2032	14	13
[1]	NRG Energy Inc.	6.000%	2/1/2033	48	48
[1]	NRG Energy Inc.	6.250%	11/1/2034	42	43
[1]	NRG Energy Inc.	6.000%	1/15/2036	86	86
[1]	NRG Energy Inc.	6.125%	5/15/2036	19	19
	PacifiCorp	7.375%	9/15/2055	15	15
	PacifiCorp	7.125%	8/15/2056	34	34
[1]	Pattern Energy Operations LP	4.500%	8/15/2028	19	19
	PG&E Corp.	5.000%	7/1/2028	18	18
	PG&E Corp.	5.250%	7/1/2030	28	28
	PG&E Corp.	7.375%	3/15/2055	52	53
	PG&E Corp.	6.850%	9/15/2056	14	14
	Puget Energy Inc.	7.000%	9/15/2056	11	11
	Puget Energy Inc.	7.250%	9/15/2056	12	12
[1]	Suburban Propane Partners LP	5.000%	6/1/2031	33	31
[1]	Superior Plus LP	4.500%	3/15/2029	16	16
[1]	Talen Energy Supply LLC	6.250%	2/1/2034	52	52
[1]	Talen Energy Supply LLC	6.500%	2/1/2036	20	20
[1]	TerraForm Power Operating LLC	5.000%	1/31/2028	25	25
[1]	TerraForm Power Operating LLC	4.750%	1/15/2030	15	14
	TransAlta Corp.	5.875%	2/1/2034	18	18
	TransAlta Corp.	6.500%	3/15/2040	5	5
[1]	TXNM Energy Inc.	7.000%	7/31/2056	10	10
[1]	VoltaGrid LLC	7.375%	11/1/2030	51	53
[1]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	10	10
[1]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	25	26
[1]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	47	50
[1]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	16	17
[1]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	13	14
					1,272
Total Corporate Bonds (Cost $36,798)					36,731

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[6]	Vanguard Market Liquidity Fund (Cost $387)	3.682%	3,870	387
Total Investments (98.7%) (Cost $37,185)				37,118
Other Assets and Liabilities—Net (1.3%)				473
Net Assets (100%)				37,591

Cost is in $000.

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $30,839, representing 82.0% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Non-income-producing security—security in default.
4	Payment-in-kind (PIK) security which may pay interest as additional principal.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	36,731	—	36,731
Temporary Cash Investments	387	—	—	387
Total	387	36,731	—	37,118